1933 Act File No. 33-51247
                                                      1940 Act File No. 811-7129

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                     X
                                                                          -----

     Pre-Effective Amendment No.      ............................

     Post-Effective Amendment No.   10  ..........................          X
                                  ------                                  -----

                                                                         and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    X

     Amendment No.   11  ...........................................        X
                   ------                                                -----

                              MANAGED SERIES TRUST
               (Exact Name of Registrant as Specified in Charter)

                            Federated Investors Funds
                              5800 Corporate Drive

                       Pittsburgh, Pennsylvania 15237-7000
                    (Address of Principal Executive Offices)

                                 (412) 288-1900

                         (Registrant's Telephone Number)

                           John W. McGonigle, Esquire,
                           Federated Investors Tower,

                               1001 Liberty Avenue
                       Pittsburgh, Pennsylvania 15222-3779

                     (Name and Address of Agent for Service)
                (Notices should be sent to the Agent for Service)

It is proposed that this filing will become effective:

    immediately upon filing pursuant to paragraph (b)
 X  on FEBRUARY 1, 1999 pursuant to paragraph (b)

    60 days after filing pursuant to paragraph (a) (i)
    on                   pursuant to paragraph (a) (i)
    75 days after filing pursuant to paragraph (a)(ii) on _______________ pursuant to paragraph (a)(ii) of Rule 485

If appropriate, check the following box:

     This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                   Copies to:

Matthew G. Maloney, Esquire
Dickstein Shapiro Morin & Oshinsky, LLP

2101 L. Street, N.W.
Washington, DC  20037


PROSPECTUS

Managed Series Trust

Federated Managed Income Fund
Federated Managed Growth and Income Fund
Federated Managed Growth Fund
Federated Managed Aggressive Growth Fund

INSTITUTIONAL SHARES



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.

CONTENTS

Risk/Return Summary                                              1
What are the Funds' Fees and Expenses?                           5
What are the Funds' Investment Strategies?                       9
What are the Principal Securities in Which the Funds Invest?    12
What are the Specific Risks of Investing in the Funds?          13
What do Shares Cost?                                            16
How are the Funds Sold?                                         16
How to Purchase Shares                                          16
How to Redeem Shares                                            17
Account and Share Information                                   19
Who Manages the Funds?                                          20
Financial Information                                           23
JANUARY 31, 1999

Risk/Return Summary



WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?




Fund                                       Objective


Federated Managed Income Fund

                                  To seek current income

Federated Managed Growth and      To seek current income and
 Income Fund                      capital appreciation

Federated Managed Growth Fund     To seek capital appreciation
Federated Managed Aggressive      To seek capital appreciation

 Growth Fund



While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.


WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?

The Funds invest in diversified portfolios which are allocated among several categories of equity and fixed income securities. The adviser manages the Funds based on the view that the investment performance of each Fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple categories. Of secondary importance to each Fund's performance is allocation of the portfolio among asset categories in response to market conditions and the selection of securities within asset categories. Therefore, each Fund pursues its investment objective in the following manner:



 . by setting long-term ranges for each Fund's portfolio investments in each asset category;

 . by allocating each Fund's portfolio among asset categories within those defined ranges; and

 .  by actively selecting securities within each of the asset categories.

The following is a summary of the asset categories and the percentage of each Fund's total assets which may be invested in each asset category:




Asset Category                               FMAGF          FMGF         FMGIF         FMINCF

                                             Range         Range         Range          Range

Equities                                       70-90%       50-70%         30-50%        10-30%
Large Company Stocks                           40-60%       30-50%     22.5-37.5%     7.5-22.5%
Small Company Stocks                           10-20%        5-15%           0-5%            0
Foreign Stocks                                 10-20%        5-15%           0-5%            0
Utility Stocks                                     0            0        2.5-7.5%      2.5-7.5%
Fixed Income Securities                        10-30%       30-50%         50-70%        70-90%
U.S. Government Securities                      0-20%        0-40%          0-56%         0-72%
Mortgage-Backed Securities                      0-10%        0-15%          0-35%         0-45%
Investment-Grade Corporate Debt                 0-10%        0-15%          0-35%         0-45%
Non-Investment-Grade Corporate Debt             0-10%        0-15%          0-10%         0-10%
Foreign Fixed Income Securities                 0-10%        0-15%          0-10%         0-10%

WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:

 .  a general rise in interest rates;
 . fluctuations in the value of equity securities; and . fluctuations in the exchange rate between the U.S. dollar and foreign currencies.



The Funds may also invest in fixed income securities rated below investment grade, also known as junk bonds, that generally entail greater risks than investment grade fixed income securities. An investment in the Funds involves additional risks such as call and prepayment risks, liquidity risks, sector risks and risks of foreign investing.


  Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk/Return Bar Charts and Tables

Income Fund

                               [GRAPH GOES HERE]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

The Fund's Shares are not subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 5.24% (quarter ended March 31, 1995). Its lowest quarterly return was -0.27% (quarter ended December 31, 1994).

Average Annual Total Return

Average Annual Return for the Fund's Institutional Shares, compared to the S&P 500 Index (S&P 500), the Lehman Brothers Government/Corporate Bond Index (LBGCBI), and the Lipper Balanced Funds Average (LBFA).




Calendar              Institutional

Period                   Shares       S&P 500      LBGCBI       LBFA
1 Year                    9.95%        28.58%       9.47%      15.09%
Life of
the Fund/1/               9.17%        26.76%       8.98%      15.75%


1  The Start of Performance date for Institutional Shares was May 25, 1994.

 The table shows the Fund's Institutional Shares average annual total returns compared to the S&P 500 and LBGCBI, which are broad-based market indexes, and the LBFA, an average of funds with similar investment objectives.

 While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Growth and Income Fund

                               [GRAPH GOES HERE]

The bar chart shows the variability of the Fund's Institutional
Shares total returns on a yearly basis.

The Fund's Shares are not subject to a sales charge (load).
The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional
Shares highest quarterly return was 6.06% (quarter ended September 30, 1997). Its lowest quarterly return was -2.14% (quarter ended September 30, 1998).

Average Annual Total Return

Average Annual Return for the Fund's Institutional
Shares, compared to the S&P 500 Index (S&P 500), the Lehman Brothers Government/Corporate Bond Index (LBGCBI), and the Lipper Balanced Funds Average

(LBFA).



Calendar          Institutional

Period                   Shares     S&P 500      LBGCBI      LBFA
1 Year                   12.43%      28.58%       9.47%     15.09%
Life of the

 Fund/1/                 11.17%      26.76%       8.98%     15.75%


 1  The Start of Performance date for Institutional Shares was May 25, 1994.

 The table shows the Fund's Institutional Shares average annual total returns
 compared to the S&P 500 and LBGCBI, which are    broad-based market indexes,
 and the LBFA, an average of funds with similar investment objectives.

 While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Growth Fund

                               [GRAPH GOES HERE]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

The Fund's Shares are not subject to a sales charge (load).
The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 8.41% (quarter ended June 30, 1997). Its lowest quarterly return was -7.13% (quarter ended September 30, 1998).

Average Annual Total Return

Average Annual Return for the Fund's Institutional
Shares, compared to the S&P 500 Index (S&P 500), the Lehman Brothers Government/Corporate Bond Index (LBGCBI), and the Lipper Balanced Funds Average

(LBFA).



Calendar          Institutional

Period                   Shares     S&P 500      LBGCBI      LBFA
1 Year                   13.75%      28.58%       9.47%     15.09%
Life of the

 Fund/1/                 13.15%      26.76%       8.98%     15.75%


 1  The Start of Performance date for Institutional Shares was May 25, 1994.

 The table shows the Fund's Institutional Shares average annual total returns compared to the S&P 500 and LBGCBI, which are broad-based market indexes, and the LBFA, an average of funds with similar investment objectives.

 While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Aggressive Growth Fund

                               [GRAPH GOES HERE]

The bar chart shows the variability of the Fund's Institutional Shares total returns on a yearly basis.

The Fund's Shares are not subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Institutional Shares highest quarterly return was 10.36% (quarter ended March 31, 1998). Its lowest quarterly return was -10.37% (quarter ended September 30, 1998).

Average Annual Total Return

Average Annual Return for the Fund's Institutional Shares, compared to the S&P 500 Index (S&P 500), the Lehman Brothers Government/Corporate Bond Index (LBGCBI), and the Lipper Balanced Funds Average (LBFA).




Calendar          Institutional

Period                   Shares     S&P 500      LBGCBI      LBFA
1 Year                   15.77%      28.58%       9.47%     15.09%
Life of the

 Fund/1/                 14.11%      26.76%       8.98%     15.75%


 1  The Start of Performance date for Institutional Shares was May 25, 1994.

 The table shows the Fund's Institutional Shares average annual total returns compared to the S&P 500 and LBGCBI, which are broad-based market indexes, and the LBFA, an average of funds with similar investment objectives.

 While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

What are the Fund's Fees and Expenses?

FEDERATED MANAGED INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.




Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                           None
Exchange Fee                                                                                                                 None

Annual Fund Operating Expenses (Before Waivers/Reimbursements)1
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee2                                                                                                               0.75%
Distribution (12b-1) Fee                                                                                                     None
Shareholder Services Fee3                                                                                                     0.25%
Other Expenses                                                                                                                0.42%
Total Annual Fund Operating Expenses                                                                                          1.42%



1 Although not contractually obligated to do so, the adviser waived and the distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
    November30,1998.



    Waiver/Reimbursement of Fund Expenses                                                                                     0.62%
    Total Actual Annual Fund Operating Expenses (after waivers/reimbursements)                                                0.80%



2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this waiver at any time. The management fee paid by the Fund (after the voluntary waiver) for the Institutional Shares was 0.33% for the year ended November 30, 1998.

3 The distributor has voluntarily reimbursed a portion of the Institutional Shares shareholder services fee. This voluntary reimbursement can be terminated at any time. The shareholder services fees paid by the Fund (after the voluntary reimbursement) for the Institutional Shares was 0.05% for the year ended November 30, 1998.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers/reimbursements as shown in the table remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Share Class              1 Year    3 Years     5 Years     10 Years
Institutional Shares      $145       $449        $776       $1,702



What are the Fund's Fees and Expenses?

FEDERATED MANAGED GROWTH AND INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.




Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                           None
Exchange Fee                                                                                                                 None

Annual Fund Operating Expenses (Before Reimbursements)1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                                                                                                0.75%
Distribution (12b-1) Fee                                                                                                     None
Shareholder Services Fee2                                                                                                     0.25%
Other Expenses                                                                                                                0.28%
Total Annual Fund Operating Expenses                                                                                          1.28%



1 Although not contractually obligated to do so, the distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November30, 1998.



   Reimbursement of Fund Expenses                                                                                            0.20%
   Total Actual Annual Fund Operating Expenses (after reimbursements)                                                        1.08%



2 The distributor has voluntarily reimbursed a portion of the Institutional Shares shareholder services fee. This voluntary reimbursement can be terminated at any time. The shareholder services fees paid by the Fund (after the voluntary reimbursement) for the Institutional Shares was 0.05% for the year ended November 30, 1998.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods.

The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before reimbursements as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




Share Class              1 Year    3 Years     5 Years     10 Years
Institutional Shares      $130       $406        $702       $1,545



What are the Fund's Fees and Expenses?

FEDERATED MANAGED GROWTH FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.




Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                           None
Exchange Fee                                                                                                                 None

Annual Fund Operating Expenses (Before Reimbursements)/1/

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                                                                                                0.75%
Distribution (12b-1) Fee                                                                                                     None
Shareholder Services Fee/2/                                                                                                   0.25%
Other Expenses                                                                                                                0.27%
Total Annual Fund Operating Expenses                                                                                          1.27%



1 Although not contractually obligated to do so, the distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November 30, 1998.



      Reimbursement of Fund Expenses                                                                                          0.20%
      Total Actual Annual Fund Operating Expenses (after reimbursements)                                                      1.07%



2 The distributor has voluntarily reimbursed a portion of the Institutional Shares shareholder services fee. This voluntary reimbursement can be terminated at any time. The shareholder services fees paid by the Fund (after the voluntary reimbursement) for the Institutional Shares was 0.05% for the year ended November 30, 1998.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before reimbursements as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:




Share Class              1 Year           3 Years     5 Years     10 Years
Institutional Shares       $129              $403        $697       $1,534



What are the Fund's Fees and Expenses?

FEDERATED MANAGED AGGRESSIVE GROWTH FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Institutional Shares of the Fund.




Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                           None
Exchange Fee                                                                                                                 None

Annual Fund Operating Expenses (Before Waivers/Reimbursements)/1/
Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee2                                                                                                               0.75%
Distribution (12b-1) Fee                                                                                                     None
Shareholder Services Fee/3/                                                                                                   0.25%
Other Expenses                                                                                                                0.45%
Total Annual Fund Operating Expenses                                                                                          1.45%



1 Although not contractually obligated to do so, the adviser waived and the distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
    November30,1998.



Waiver/Reimbursement of Fund Expenses                                                                                         0.33%
Total Actual Annual Fund Operating Expenses (after waivers/reimbursements)                                                    1.12%



2 The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this waiver at any time. The management fee paid by the Fund (after the voluntary waiver) for the Institutional Shares was 0.62% for the year ended November 30, 1998.

3 The distributor has voluntarily reimbursed a portion of the Institutional Shares shareholder services fee. This voluntary reimbursement can be terminated at any time. The shareholder services fees paid by the Fund (after the voluntary reimbursement) for the Institutional Shares was 0.05% for the year ended November 30, 1998.

EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Institutional Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Institutional Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Institutional Shares operating expenses are before waivers/reimbursements as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:



Share Class              1 Year    3 Years     5 Years     10 Years
Institutional Shares       $148       $459        $792       $1,735


What are the Funds' Investment Strategies?

Each Fund will primarily invest in two types of assets: equities and fixed income securities. The Funds have divided each type into several asset categories. The adviser manages the Funds based on the view that the investment performance of each Fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple asset categories. Of secondary importance to each Fund's performance is allocation of the portfolio among asset categories in response to market conditions and the selection of securities within asset categories. Therefore, each Fund pursues its investment objective in the following manner:

 .   by setting long-term ranges for each Fund's portfolio investments in each asset category;

 .   by allocating each Fund's portfolio among asset categories within those defined ranges; and

 .   by actively selecting securities within each of the asset categories.

The following is a summary of the asset categories and the percentage of each Fund's total assets which may be invested in each asset category:


Asset Category                              FMAGF        FMGF         FMGIF         FMINCF

                                            Range       Range         Range          Range

Equities                                    70-90%       50-70%         30-50%        10-30%
Large Company Stocks                        40-60%       30-50%     22.5-37.5%     7.5-22.5%
Small Company Stocks                        10-20%        5-15%           0-5%            0
Foreign Stocks                              10-20%        5-15%           0-5%            0
Utility Stocks                                  0            0        2.5-7.5%      2.5-7.5%
Fixed Income Securities                     10-30%       30-50%         50-70%        70-90%
U.S. Government Securities                   0-20%        0-40%          0-56%         0-72%
Mortgage-Backed Securities                   0-10%        0-15%          0-35%         0-45%
Investment-Grade Corporate Debt              0-10%        0-15%          0-35%         0-45%
Non-Investment-Grade Corporate Debt          0-10%        0-15%          0-10%         0-10%
Foreign Fixed Income Securities              0-10%        0-15%          0-10%         0-10%

The Funds' adviser will regularly review each Fund's allocation among the asset categories. The adviser will attempt to exploit price inefficiencies among the various asset categories. For example, the adviser may move an asset category to its upper limit if the adviser expects it to offer superior returns relative to the other asset categories. Likewise, the adviser may move an asset category to its lower limit if the adviser believes it is overvalued relative to the other asset categories.

The selection of portfolio securities involves an approach that is specific to each asset category. The approach for each category is summarized as follows.

LARGE COMPANY STOCKS

With regard to the portion of each Fund's portfolio allocated to large company stocks, each Fund pursues its investment objective by investing in common stock of companies with large market capitalizations. Large market capitalization companies are those which are the 1,000 companies with the largest market capitalization. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the adviser rates the future performance potential of companies, selecting the most promising companies for a Fund's portfolio.

SMALL COMPANY STOCKS



With regard to the portion of each Fund's portfolio allocated to small company stocks, each Fund pursues its investment objective by investing at least 65% of the allocation in equity securities of companies that fall within the market capitalization range of the S&P 600 Small Cap Index (Index). As of October 21, 1998, this range was $18.5 million to $3.2 billion. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the adviser rates the future performance potential of companies, selecting the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the adviser limits a Fund's exposure to each business sector that comprises the Index. A Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. Each Fund ordinarily will hold between 100 and 350 companies in its portfolio.

The Funds will buy securities in initial public offerings. The Funds will participate in such offerings without regard to the issuer's market capitalization. The adviser will select initial public offerings based solely on its fundamental analysis of the issuer.

FOREIGN STOCKS

With regard to the portion of each Fund's portfolio allocated to foreign stocks, each Fund pursues its investment objective by investing the allocation in equity securities of companies based outside the United States. The adviser manages the Funds based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations.

  Using its own quantitative process, the adviser ranks the future performance potential of companies. The adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive companies. The adviser then evaluates management quality and may meet with company representatives, company suppliers, customers, or competitors. The adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the adviser evaluates the sustainability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the adviser selects the most promising companies for the Funds' portfolios.

UTILITY STOCKS

With regard to the portion of each Fund's portfolio allocated to utility stocks, each Fund may pursue its investment objective by investing in stocks of gas and electric companies comprising the S&P Utility Index. The number of companies and the amount invested in those companies will depend on the amount of each Fund's total assets allocated to the utilities sector and the cost of investing in the companies.

U.S. GOVERNMENT SECURITIES

The adviser invests the U.S. government securities portion of the Funds' portfolios by setting an average duration target for the fixed income portion of each Fund. The adviser selects securities which match the targeted average duration.

MORTGAGE BACKED SECURITIES



In selecting mortgage backed securities, the analysis focuses on the expected cash flows from the pool of mortgage obligations supporting the security. To assess the relative returns and risks of these securities, the adviser analyzes how the timing, amount and division of cash flows from the pool might change in response to changing economic and market conditions.

Effective March 1, 1999, the Funds may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the adviser. This other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

INVESTMENT GRADE CORPORATE DEBT



With regard to the allocation in domestic corporate fixed income securities, the adviser allocates investments among industries and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of maturity and duration of portfolio securities. Duration measures the price sensitivity of a fixed income security to changes in interest rates. In selecting a portfolio security, the adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

NON-INVESTMENT GRADE CORPORATE DEBT

The Funds will invest in noninvestment grade securities primarily by investing in another mutual fund (which is not available for general investment by the public) advised by an affiliate of the adviser. The other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest directly in noninvestment grade securities. Although the selection of noninvestment grade domestic corporate securities involves the same factors as investment grade securities, the adviser gives greater emphasis to its analysis of the issuer.

FOREIGN FIXED INCOME SECURITIES

With regard to the allocation to foreign fixed income securities, each Fund pursues its objective by investing primarily in fixed income securities of foreign governments and their agencies which are members of the Organization for Economic Cooperation and Development.

The adviser manages the foreign fixed income allocation to maintain an average AA rating of its portfolio securities. The adviser uses the J.P. Morgan Global Traded Index Excluding U.S. Index (Global Index) as a benchmark for managing the foreign fixed income allocation. The adviser looks for opportunities to enhance each Fund's performance by diverging from the Global Index. Such opportunities may cause the adviser to weight the portfolio differently than the Global Index or to buy securities not represented in the Index. Under ordinary market conditions, however, the duration of the portfolio securities does not deviate more than 25% from the duration of the Global Index. No more than 25% of the foreign fixed income allocation will be invested in any one country. The Funds also intend to invest at least 50% of the foreign fixed income allocation in securities that have received ratings in the two highest rating categories or unrated securities that the adviser considers of comparable quality.



  The adviser weighs several factors in selecting investments for the foreign fixed income portfolio. First, the adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and trade balance. The adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the adviser also considers how developments in other countries in the region or the world might affect these factors.

  Using its analysis, the adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The adviser then evaluates available foreign fixed income investments in these countries based upon its outlook for interest and foreign exchange rates. The adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.

PORTFOLIO TURNOVER

Each Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.


What are the Principal Securities in Which the Funds Invest?

EQUITY SECURITIES

Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the type of equity security in which the Funds principally invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

FIXED INCOME SECURITIES

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

  The following describes the types of fixed income securities in which the Funds principally invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

Agency Securities



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities.

Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.



Corporate Debt Securities



Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment.


Mortgage Backed Securities



Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



FOREIGN SECURITIES



Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

 . it is organized under the laws of, or has a principal office located in, another country;

 . the principal trading market for its securities is in another country; or . it (or its subsidiaries) derived in its most current fiscal year at least

   50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.



INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Funds?

STOCK MARKET RISKS

The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations.

Consequently, a Fund's share price may decline.

  The adviser attempts to manage market risk by limiting the amount each Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.



BOND MARKET RISKS

Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.

Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.


  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

  Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement its investment strategy.

CURRENCY RISKS



Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.



  The adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

EURO RISKS



The Funds make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Funds' investments.

With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these countries' ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.



CALL AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.



  If a fixed income security is called or prepaid, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.



  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates.

  As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

SECTOR RISKS



Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Trading opportunities are more limited for securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading may also lead to greater price volatility.

  Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.


RISKS RELATED TO COMPANY SIZE

Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign financial markets may have fewer investor protections than U.S. markets. For instance, there may be less publicly available information about foreign companies and foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the United States.



What do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) (public offering price).

The Funds do not charge a front-end sales charge.

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment for each Fund is $25,000. There is no required minimum subsequent investment amount. An account may be opened with a smaller amount as long as the minimum is reached within 90 days. An institutional investor's minimum investment is calculated by combining all accounts it maintains with a Fund. Accounts established through investment professionals may be subject to a smaller minimum amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?

The Funds offer two share classes: Institutional Shares and Select Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Institutional Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

  The Funds' Distributor markets the Shares described in this prospectus to individuals and financial institutions.

  When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).


How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .  Establish an account with the investment professional; and

 .  Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.



Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."

DIRECTLY FROM THE FUNDS

 .   Establish your account with a Fund by submitting a completed New Account

    Form; and

 .   Send your payment to the Fund by Federal Reserve wire or check.

You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.



An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE



 Wire Order Number, Dealer Number,
 or Group Number
 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.



By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600



If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:



 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317



Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).

BY SYSTEMATIC INVESTMENT PROGRAM

Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.

BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:

 . through an investment professional if you purchased Shares through an investment professional; or

 .  directly from the Funds if you purchased Shares directly from the Funds.



THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.


DIRECTLY FROM THE FUNDS

By Telephone



You may redeem Shares by calling the Funds once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to a Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form.

Send requests by mail to:

 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600

Send requests by private courier or overnight delivery service to:

 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317

All requests must include:



 .   Fund Name and Share Class, account number and account registration;
 .   amount to be redeemed; and
 .   signatures of all Shareholders exactly as registered.

Call your investment professional or the Funds if you need special instructions.

Signature Guarantees

Signatures must be guaranteed if:

 .   your redemption will be sent to an address other than the address of record;
 .   your redemption will be sent to an address of record that was changed within the last thirty days; or

 .   a redemption is payable to someone other than the shareholder(s) of record.

A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.

PAYMENT METHODS FOR REDEMPTIONS

Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:

 .  an electronic transfer to your account at a financial institution that is an

   ACH member; or

 .  wire payment to your account at a domestic commercial bank that is a Federal
   Reserve System member.

Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS

Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:

 .   to allow your purchase to clear;
 .   during periods of market volatility; or

 .   when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund

SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or

contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.

ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates



The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information

CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund (except the Income Fund) declares and pays any dividends quarterly to shareholders. The Income Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.

In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares unless you elect cash payments.


  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.


  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?



The Board of Trustees governs the Funds. The Board selects and oversees the adviser, Federated Management. The adviser manages the Funds' assets, including buying and selling portfolio securities. The adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The adviser has delegated daily management of some Fund assets to the sub-adviser, Federated Global Investment Management Corp., who is paid by the adviser and not by the Funds based on the portion of foreign securities the sub-adviser manages. The sub-adviser's address is 175 Water Street, New York, NY 10038-4965.


PORTFOLIO MANAGERS

The portfolio managers for the Funds' individual asset categories are as follows:



Name

(Portfolio Manager since)        Asset Category Managed                                      Biography
John W. Harris                  Overall Allocation and    John W. Harris is a portfolio manager for the Funds and performs the
(December, 1998)                Domestic Large Company    overall asset allocation of the Funds' assets among the various asset

                                Stocks                    categories. In addition, Mr. Harris is a manager of the domestic large company stocks asset category. In allocating the Funds' assets,
                                                          Mr.Harris evaluates the market environment and economic outlook, utilizing the services of the adviser's Investment Strategy Committee.
                                                          Mr.Harris has been a Portfolio Manager and an Assistant Vice President of the Funds' adviser since 1998. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior
                                                          Investment Analyst and a Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst. Mr. Harris is a Chartered
                                                          Financial Analyst. He received his M.B.A. from the University of
                                                          Pittsburgh.

----------------------------------------------------------------------------------------------------------------------------------
Michael P. Donnelly             Domestic Large Company    Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has
(June 1997)                     Stocks                    been a Portfolio Manager and a Vice President of the Funds' adviser since 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

----------------------------------------------------------------------------------------------------------------------------------
James E. Grefenstette (August   Domestic Large Company    Mr. Grefenstette joined Federated in 1992 and has been a Portfolio
 1994)                          Stocks                    Manager and a Vice President of the Funds' adviser since 1996. From

                                                          1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an

                                                          Assistant Vice President of the Funds' adviser. Mr. Grefenstette is a

                                                          Chartered Financial Analyst; he received his M.S. in Industrial
                                                          Administration from Carnegie Mellon University.

----------------------------------------------------------------------------------------------------------------------------------
Susan M. Nason (Inception)      U.S. Treasury Securities  Ms. Nason joined Federated in 1987 and has been a Senior Portfolio
                                                          Manager and a Senior Vice President of the Funds' adviser since 1997.

                                                          Ms.Nason served as a Portfolio Manager and Vice President of the Funds'

                                                          adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst
                                                          and received her M.S.I.A. concentrating in Finance from Carnegie Mellon

                                                          University.

----------------------------------------------------------------------------------------------------------------------------------
Joseph M. Balestrino (March     U.S. Treasury             Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio
 1995)                          Securities and            Manager and Senior Vice President of the Funds' adviser since 1998. He

                                Investment-Grade          was a Portfolio Manager and a Vice President of the Funds' adviser from
                                Corporate Bonds           1995 to 1998. Mr.Balestrino served as a Portfolio Manager and an

                                                          Assistant Vice President of the Funds' adviser from 1993 until 1995.

                                                          Mr.Balestrino is a Chartered Financial Analyst and received his

                                                          Master's Degree in Urban and Regional Planning from the University of
                                                          Pittsburgh.

----------------------------------------------------------------------------------------------------------------------------------
Kathleen M. Foody-Malus         Mortgage-Backed           Ms. Foody-Malus joined Federated in 1983 and has been a Senior
 (Inception)                    Securities                Portfolio Manager since 1996 and a Vice President of the Funds' adviser since 1993. She was a Portfolio Manager from 1993 to 1996.
                                                          Ms.FoodyMalus received her M.B.A. in Accounting/Finance from the

                                                          University ofPittsburgh.

----------------------------------------------------------------------------------------------------------------------------------
Robert E. Cauley                Mortgage-Backed           Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and
(July 1997)                     Securities                an Assistant Vice President of the Funds' adviser and has been a

                                                          Portfolio Manager since 1997. Mr. Cauley has been a Portfolio Manager and a Vice President of the adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc.
                                                          from 1994 to 1996. From 1992 to 1994, Mr.Cauley served as a Senior
                                                          Associate/Credit Analyst atBarclays Bank, PLC. Mr.Cauley earned his
                                                          M.S.I.A., concentrating in Finance and Economics, from Carnegie
                                                          MellonUniversity.

----------------------------------------------------------------------------------------------------------------------------------
John T. Gentry                  Investment Grade          Mr. Gentry joined Federated in 1995 as an Investment Analyst and has
(July 1997)                     Corporate Bonds           been a Senior Investment Analyst and an Assistant Vice President of the

                                                          Funds' adviser since 1997. Mr. Gentry served as a Senior Treasury

                                                          Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a
                                                          Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

----------------------------------------------------------------------------------------------------------------------------------
Mark. E Durbiano (Inception)    High Yield Corporate      Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio
                                Bonds                     Manager and a Senior Vice President of theFunds' adviser since 1996.

                                                          From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice

                                                          President of the Funds' adviser. Mr.Durbiano is a Chartered Financial

                                                          Analyst and received his M.B.A. in Finance from the University of
                                                          Pittsburgh.

----------------------------------------------------------------------------------------------------------------------------------
Drew J. Collins                 Foreign Stocks            Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and
(November 1995)                                           a Senior Vice President of the Funds' sub-adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from
                                                          1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of
                                                          Pennsylvania.

----------------------------------------------------------------------------------------------------------------------------------
Robert M. Kowit                 Foreign Bonds             Mr. Kowit joined Federated in 1995 as a Senior Portfolio Manager and a
(November 1995)                                           Vice President of the Funds' sub-adviser. Mr. Kowit served as a

                                                          Managing Partner of Copernicus Global Asset Management from January
                                                          1995 through October 1995. From 1990 to 1994, he served as Senior Vice
                                                          President/Portfolio Manager of International Fixed Income and Foreign
                                                          Exchange for JohnHancock Advisers. Mr. Kowit received his M.B.A. from
                                                          Iona College with a concentration in Finance.

----------------------------------------------------------------------------------------------------------------------------------
Michael W. Casey, Ph. D.        Foreign Bonds             Mr. Casey joined Federated in 1996 as a Senior Investment Analyst and
 (January 1997)                                           an Assistant Vice President of the Funds' sub-adviser. Mr. Casey currently serves as a Portfolio Manager and has been a Vice President of the sub-adviser since 1998. Mr. Casey served as an International
                                                          Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from
                                                          1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from
                                                          The New School forSocial Research and a M.Sc. from the London School

                                                          ofEconomics.

----------------------------------------------------------------------------------------------------------------------------------
Linda A. Duessel                Utility Stocks            Ms.Duessel joined Federated in 1991 and has been a Portfolio Manager
(February 1997)                                           and a Vice President of the Funds' adviser since 1995. Ms.Duessel was a

                                                          Senior Investment Analyst and an Assistant Vice President of the Funds'
                                                          adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial
                                                          Analyst and received her M.S. in Industrial Administration from
                                                          Carnegie Mellon University.

----------------------------------------------------------------------------------------------------------------------------------
Steven J. Lehman (December      Utility Stocks            Mr. Lehman joined Federated in1997 as a Portfolio Manager and a Vice
 1995)                                                    President of the Funds' adviser. He has been a Senior Portfolio Manager since 1998. From 1986 to1997, Mr.Lehman served as a Portfolio Manager,

                                                          then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr.
                                                          Lehman is a CharteredFinancial Analyst; he received his M.A. from the

                                                          University of Chicago.

----------------------------------------------------------------------------------------------------------------------------------
Aash M. Shah                    Domestic Small Company    Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and
(June 1997)                     Stocks                    a Vice President of the Funds' adviser since 1997. Mr.Shah was a

                                                          Portfolio Manager and served as an Assistant Vice President of the adviser from 1995 to 1996, and as an Investment Analyst from 1993 to

                                                          1995. Mr. Shah received his Masters in Industrial Administration from

                                                          Carnegie Mellon University with a concentration in finance and accounting. Mr.Shah is a Chartered Financial Analyst.

----------------------------------------------------------------------------------------------------------------------------------
Keith J. Sabol                  Domestic Small Company    Mr. Sabol joined Federated in 1994 and has been a Portfolio Manager
(June 1997)                     Stocks                    since 1996 and a Vice President of the Funds' adviser since 1998.

                                                          Mr.Sabol was an Investment Analyst, and then Equity Research

                                                          Coordinator for the Funds' adviser from 1994 to 1996. Mr. Sabol is a

                                                          Chartered Financial Analyst; he earned his M.S. in Industrial
                                                          Administration from Carnegie Mellon University.

----------------------------------------------------------------------------------------------------------------------------------
Alexandre de Bethmann           Foreign Stocks            Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager
 (November 1995)                                          and a Vice President of the Funds' sub-adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean

                                                          equities at the College Retirement Equities Fund from 1994 to 1995.

                                                          Mr.de Bethmann received his M.B.A. in Finance from Duke University.

----------------------------------------------------------------------------------------------------------------------------------
Frank Semack                    Foreign Stocks            Mr. Semack joined Federated in 1995 as a Senior Portfolio Manager and a
(November 1995)                                           VicePresident of the Funds' sub-adviser. Mr. Semack served as an

                                                          Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. Mr.Semack received his M.Sc. in Economics from the London School ofEconomics.

----------------------------------------------------------------------------------------------------------------------------------


The adviser, the sub-adviser and other subsidiaries of Federated advise more than 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees.

More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.75% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.

YEAR 2000 READINESS

The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Funds.

  While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.



  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Financial Information

FINANCIAL HIGHLIGHTS

The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Arthur Andersen LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report. Financial HighlightsFederated Managed Income Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




Year Ended November 30                              1998          1997          1996          1995        1994/1/
Net Asset Value, Beginning of Period             $ 10.77       $ 10.56       $ 10.54       $  9.76       $ 10.00
Income from Investment Operations:

Net investment income                               0.55          0.60          0.59          0.62          0.31
Net realized and unrealized gain (loss) on          0.49          0.30          0.12          0.78         (0.25)
 investments, foreign currency transactions
 and futures contracts

 TOTAL FROM INVESTMENT OPERATIONS                   1.04          0.90          0.71          1.40          0.06
Less Distributions:
Distributions from net investment income           (0.55)        (0.62)        (0.62)        (0.62)        (0.30)
Distributions from net realized gain on            (0.13)        (0.07)        (0.07)
 investments, foreign currency transactions
 and futures contracts

 TOTAL DISTRIBUTIONS                               (0.68)        (0.69)        (0.69)        (0.62)        (0.30)
Net Asset Value, End of Period                   $ 11.13       $ 10.77       $ 10.56       $ 10.54       $  9.76
Total Return/2/                                    10.06%         8.88%         6.98%        14.74%         0.55%

Ratios to Average Net Assets:

Expenses                                            0.80%         0.80%         0.80%         0.75%         0.67%/3/
Net investment income                               5.09%         5.63%         5.72%         6.26%         6.02%/3/
Expense waiver/reimbursement/4/                     0.62%         0.70%         0.80%         1.06%         1.01%/3/
Supplemental Data:

Net assets, end of period (000 omitted)          $81,421       $71,058       $67,122       $50,852       $34,692
Portfolio turnover                                   122%           99%          164%          165%          153%


1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, January 27, 1994 to May 24, 1994, the net investment income was distributed to the Fund's adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Financial Highlights_Federated Managed Growth & Income Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Year Ended November 30                             1998           1997            1996           1995          1994/1/
Net Asset Value, Beginning of Period           $  11.98       $  11.37        $  11.14       $   9.85         $ 10.00
Income from Investment Operations:

Net investment income                              0.44           0.49            0.50           0.50            0.25
Net realized and unrealized gain (loss) on         0.81           0.74            0.41           1.28           (0.25)
 investments, foreign currency transactions
 and futures contracts

 TOTAL FROM INVESTMENT OPERATIONS                  1.25           1.23            0.91           1.78            0.00
Less Distributions:
Distributions from net investment income          (0.46)         (0.50)          (0.52)         (0.49)          (0.15)
Distributions from net realized gain on           (0.62)         (0.12)          (0.16)
 investments, foreign currency transactions
 and futures contracts

 TOTAL DISTRIBUTIONS                              (1.08)         (0.62)          (0.68)         (0.49)          (0.15)
Net Asset Value, End of Period                 $  12.15       $  11.98        $  11.37       $  11.14         $  9.85
Total Return/2/                                   11.19%         11.25%           8.54%         18.51%           0.02%

Ratios to Average Net Assets:

Expenses                                           1.08%          1.05%           1.05%          1.00%           0.88%/3/
Net investment income                              3.77%          4.27%           4.72%          5.10%           5.07%/3/
Expense waiver/reimbursement/4/                    0.20%          0.25%           0.31%          0.55%           0.59%/3/
Supplemental Data:

Net assets, end of period (000 omitted)        $178,521       $164,728        $155,635       $103,715         $43,793
Portfolio turnover                                  117%           130%            154%           157%            132%


1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Financial Highlights_Federated Managed Growth Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Year Ended November 30                             1998           1997            1996          1995         1994/1/
Net Asset Value, Beginning of Period           $  13.10       $  12.23        $  11.52       $  9.82        $ 10.00
Income from Investment Operations:

Net investment income                              0.35           0.38            0.41          0.40           0.20
Net realized and unrealized gain (loss) on         0.92           1.19            0.97          1.70          (0.26)
 investments, foreign currency transactions
 and futures contracts

 TOTAL FROM INVESTMENT OPERATIONS                  1.27           1.57            1.38          2.10          (0.06)
Less Distributions:
Distributions from net investment income          (0.34)         (0.40)          (0.44)        (0.40)         (0.12)
Distributions from net realized gain on           (0.88)         (0.30)          (0.23)
 investments, foreign currency transactions
 and futures contracts

 TOTAL DISTRIBUTIONS                              (1.22)         (0.70)          (0.67)        (0.40)         (0.12)
Net Asset Value, End of Period                 $  13.15       $  13.10        $  12.23       $ 11.52        $  9.82
Total Return/2/                                   10.56%         13.39%          12.54%        21.79%         (0.59%)

Ratios to Average Net Assets:

Expenses                                           1.07%          1.05%           1.05%         1.00%          0.89%/3/
Net investment income                              2.67%          3.07%           3.77%         4.29%          4.28%/3/
Expense waiver/reimbursement/4/                    0.20%          0.26%           0.40%         0.76%          0.90%/3/
Supplemental Data:

Net assets, end of period (000 omitted)        $173,514       $163,519        $136,255       $88,313        $28,973
Portfolio turnover                                  111%           136%             95%          106%            71%


1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994 the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Financial Highlights_Federated Aggressive Growth Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




Year Ended November 30                             1998          1997          1996          1995        1994/1/
Net Asset Value, Beginning of Period            $ 13.58       $ 12.52       $ 11.59       $  9.82       $ 10.00
Income from Investment Operations:

Net investment income                              0.23          0.30          0.33          0.35          0.17
Net realized and unrealized gain (loss) on         1.22          1.43          1.24          1.77         (0.25)
 investments, foreign currency transactions
 and futures contracts

 TOTAL FROM INVESTMENT OPERATIONS                  1.45          1.73          1.57          2.12         (0.08)
Less Distributions:
Distributions from net investment income          (0.22)        (0.31)        (0.38)        (0.33)        (0.10)
Distributions from net realized gain on           (0.69)        (0.36)        (0.26)        (0.02)
 investments, foreign currency transactions
 and futures contracts

 TOTAL DISTRIBUTIONS                              (0.91)        (0.67)        (0.64)        (0.35)        (0.10)
Net Asset Value, End of Period                  $ 14.12       $ 13.58       $ 12.52       $ 11.59       $  9.82
Total Return2                                     11.34%        14.40%        14.13%        21.96%        (0.87%)

Ratios to Average Net Assets:

Expenses                                           1.12%         1.05%         1.05%         1.00%         0.89%/3/
Net investment income                              1.66%         2.27%         2.96%         3.42%         3.42%/3/
Expense waiver/reimbursement/4/                    0.33%         0.52%         0.88%         1.71%         1.72%/3//5/
Supplemental Data:

Net assets, end of period (000 omitted)         $88,113       $76,271       $49,715       $25,611       $15,696
Portfolio turnover                                  123%          115%           86%          139%           77%


1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period January 27, 1994, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

5 The adviser waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.

[LOGO OF FEDERATED]

Managed
Series
Trust

Federated Managed Income Fund
Federated Managed Growth and Income Fund
Federated Managed Growth Fund
Federated Managed Aggressive Growth Fund

INSTITUTIONAL SHARES

JANUARY 31, 1999

A Statement of Additional Information (SAI) dated January 31, 1999 is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. To obtain the SAI and the annual and semi-annual reports and other information without charge call your investment professional or the Funds at 1-800-341-7400.

You can obtain information about the Funds (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[LOGO OF FEDERATED]

Managed Series Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000

1-800-341-7400

www.federatedinvestors.com

Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129
Cusip 56166K 107

Cusip 56166K 305
Cusip 56166K 503
Cusip 56166K 701

G00873-03-IS (1/99)           [RECYCLED PAPER LOGO]





MANAGED SERIES TRUST

Federated Managed Income Fund

Federated Managed Growth and Income Fund

Federated Managed Growth Fund



Federated Managed Aggressive Growth Fund



SELECT SHARES

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus, and any representation to the contrary is a criminal offense.




CONTENTS

Risk/Return Summary                                             1
What are the Funds' Fees and Expenses?                          5
What are the Funds' Investment Strategies?                      9
What are the Principal Securities in Which the Funds Invest?    12
What are the Specific Risks of Investing in the Funds?         13
What do Shares Cost?                                           16
How are the Funds Sold?                                        16
How to Purchase Shares                                         16
How to Redeem Shares                                           17
Account and Share Information                                  19
Who Manages the Funds?                                         20
Financial Information                                          23



JANUARY 31, 1999

Risk/Return Summary

WHAT IS EACH FUND'S INVESTMENT OBJECTIVE?

Fund                                       Objective
Federated Managed Income Fund     To seek current income
Federated Managed Growth and      To seek current income and

 Income Fund                      capital appreciation
Federated Managed Growth Fund     To seek capital appreciation
Federated Managed Aggressive      To seek capital appreciation

 Growth Fund

While there is no assurance that a Fund will achieve its investment objective, it endeavors to do so by following the investment strategies and policies described in this prospectus.

WHAT ARE THE FUNDS' MAIN INVESTMENT STRATEGIES?



The Funds invest in diversified portfolios which are allocated among several categories of equity and fixed income securities. The adviser manages the Funds based on the view that the investment performance of each Fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple categories. Of secondary importance to each Fund's performance is allocation of the portfolio among asset categories in response to market conditions and the selection of securities within asset categories. Therefore, each Fund pursues its investment objective in the following manner:

 .   by setting long-term ranges for each Fund's portfolio investments in each asset category;

 .   by allocating each Fund's portfolio among asset categories within those defined ranges; and

 .   by actively selecting securities within each of the asset categories.



The following is a summary of the asset categories and the percentage of each Fund's total assets which may be invested in each asset category:





Asset Category                               FMAGF          FMGF          FMGIF           FMINCF

                                             Range         Range          Range           Range

Equities                                      70-90%        50-70%          30-50%          10-30%
Large Company Stocks                          40-60%        30-50%      22.5-37.5%       7.5-22.5%
Small Company Stocks                          10-20%         5-15%            0-5%              0%
Foreign Stocks                                10-20%         5-15%            0-5%              0%
Utility Stocks                                    0%            0%        2.5-7.5%        2.5-7.5%
Fixed Income Securities                       10-30%        30-50%          50-70%          70-90%
U.S. Government Securities                     0-20%         0-40%           0-56%           0-72%
Mortgage-Backed Securities                     0-10%         0-15%           0-35%           0-45%
Investment-Grade Corporate Debt                0-10%         0-15%           0-35%           0-45%
Non-Investment-Grade Corporate Debt            0-10%         0-15%           0-10%           0-10%
Foreign Fixed Income Securities                0-10%         0-15%           0-10%           0-10%


WHAT ARE THE MAIN RISKS OF INVESTING IN THE FUNDS?

All mutual funds take investment risks. Therefore, it is possible to lose money by investing in the Funds. The primary factors that may reduce the Funds' returns include:

 .   a general rise in interest rates;
 .   fluctuations in the value of equity securities; and
 .   fluctuations in the exchange rate between the U.S. dollar and foreign currencies.



The Funds may also invest in fixed income securities rated below investment grade, also known as junk bonds, that generally entail greater risks than investment grade fixed income securities. An investment in the Funds involves additional risks such as call and prepayment risks, liquidity risks, sector risks and risks of foreign investing.


  Shares offered by this prospectus are not deposits or obligations of any bank, are not endorsed or guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

Risk Return Bar Charts and Tables

Income Fund

[GRAPH APPEARS HERE]

The bar chart shows the variability of the Fund's Select Shares total returns on a yearly basis.
The Fund's Shares are not subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Select Shares highest quarterly return was 5.04% (quarter ended March31,1995). Its lowest quarterly return was - 0.46% (quarter ended December 31, 1994).

Average Annual Total Return

Average Annual Return for the Fund's Select Shares, compared to the S&P 500 Index (S&P 500), the Lehman Brothers Government/Corporate Bond Index (LBGCBI), and the Lipper Balanced Funds Average (LBFA).




Calendar Period         Select     S&P 500     LBGCBI      LBFA
                        Shares

1 Year                     9.27%     28.58%       9.47%     15.09%
Life of the Fund1          8.41%     26.76%       8.98%     15.75%




1  The Start of Performance date for Select Shares was May 25,1994.

 The table shows the Fund's Select Shares average annual total returns compared to the S&P 500 and LBGCBI, which are broad-based market indexes, and the LBFA, an average of funds with similar investment objectives.

 While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.

Growth and Income Fund

[GRAPH APPEARS HERE]

The bar chart shows the variability of the Fund's Select Shares total returns on a yearly basis.
The Fund's Shares are not subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Select Shares highest quarterly return was 5.89% (quarter ended September 30, 1997). Its lowest quarterly return was -2.33% (quarter ended September 30, 1998).

Average Annual Total Return

Average Annual Return for the Fund's Select Shares, compared to the S&P 500 Index (S&P 500), the Lehman Brothers Government/Corporate Bond Index (LBGCBI), and the Lipper Balanced Funds Average (LBFA).

Calendar Period         Select     S&P 500     LBGCBI      LBFA

                        Shares

1 Year                    11.56%     28.58%       9.47%     15.09%
Life of the Fund1         10.42%     26.76%       8.98%     15.75%





1  The start of Performance date for Select Shares was May25,1994.

The table shows the Fund's Select Shares average annual total returns compared to the S&P 500 and LBGCBI, which are broad-based market indexes, and the LBFA, an average of funds with similar investment objectives.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


Growth Fund

[GRAPH APPEARS HERE]



The bar chart shows the variability of the Fund's Select Shares total returns on a yearly basis.
The Fund's Shares are not subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Select Shares highest quarterly return was 8.34% (quarter ended June 30, 1997). Its lowest quarterly return was - 7.24% (quarter ended September 30, 1998).

Average Annual Total Return

Average Annual Return for the Fund's Select Shares, compared to the S&P 500 Index (S&P 500), the Lehman Brothers Government/Corporate Bond Index (LBGCBI), and the Lipper Balanced Funds Average (LBFA).



Calendar Period         Select     S&P 500      LBGCBI       LBFA
                        Shares

1 Year                    12.99%      28.58%       9.47%      15.09%
Life of the Fund1         12.38%      26.76%       8.98%      15.75%




1  The Start of Performance date of Select Shares was May 25,1994.

 The table shows the Fund's Select Shares average annual total returns compared to the S&P 500 and LBGCBI, which are broad-based market indexes, and the LBFA, an average of funds with similar investment objectives.

 While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.



Aggressive Growth Fund

[GRAPH APPEARS HERE]



The bar chart shows the variability of the Fund's Select Shares total returns on a yearly basis.
The Fund's Shares are not subject to a sales charge (load). The total returns displayed above are based upon the net asset value.

Within the period shown in the Chart, the Fund's Select Shares highest quarterly return was 10.19% (quarter ended March 31, 1998). Its lowest quarterly return was -10.53% (quarter ended September 30, 1998).


Average Annual Total Return



Average Annual Return for the Fund's Select Shares, compared to the S&P 500 Index (S&P 500), the Lehman Brothers Government/Corporate Bond Index (LBGCBI), and the Lipper Balanced Funds Average (LBFA).


Calendar Period          Select     S&P 500      LBGCBI       LBFA

                         Shares

1 Year                     15.06%      28.58%       9.47%      15.09%
Life of the Fund1          13.37%      26.76%       8.98%      15.75%




1   The Start of Performance date of Select Shares was May 25,1994.

The table shows the Fund's Select Shares average annual total returns compared to the S&P 500 and LBGCBI, which are broad-based market indexes, and the LBFA, an average of funds with similar investment objectives.

While past performance does not necessarily predict future performance, this information provides you with historical performance information so that you can analyze whether the Fund's investment risks are balanced by its potential rewards.


What are the Fund's Fees and Expenses?

FEDERATED MANAGED INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of the Fund.





Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                           None
Exchange Fee                                                                                                                 None

Annual Fund Operating Expenses (Before Waiver/Reimbursements)1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee2                                                                                                               0.75%
Distribution (12b-1) Fee3                                                                                                     0.75%
Shareholder Services Fee                                                                                                      0.25%
Other Expenses                                                                                                                0.42%
Total Annual Fund Operating Expenses                                                                                          2.17%




1   Although not contractually obligated to do so, the adviser waived and the distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended
    November 30,1998. Waiver/Reimbursement of Fund Expenses....................................... 0.67%
    Total Actual Annual Fund Operating Expenses (after waivers/reimbursements).................... 1.50%

2   The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this waiver at any time. The management fee paid by the Fund (after the voluntary waiver) for the Select Shares was 0.33% for the year ended November30, 1998.

3 The distributor has voluntarily reimbursed a portion of the Select Shares distribution (12b-1) fee. The distributor can terminate this voluntary reimbu]The distribution fee paid by the Fund (after the voluntary reimbursement) for Select Shares was 0.50% for the year ended November 30, 1998.



EXAMPLE


This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waivers/reimbursements as shown in the Table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Share Class             1 Year    3 Years     5 Years     10 Years
Select Shares              $220        $679      $1,164       $2,503


What are the Fund's Fees and Expenses?

FEDERATED MANAGED GROWTH AND INCOME FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of the Fund.





Shareholder Fees
Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                           None
Exchange Fee                                                                                                                 None

Annual Fund Operating Expenses (Before reimbursements)1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                                                                                                0.75%
Distribution (12b-1) Fee2                                                                                                     0.75%
Shareholder Services Fee                                                                                                      0.25%
Other Expenses                                                                                                                0.28%
Total Annual Fund Operating Expenses                                                                                          2.03%




1   Although not contractually obligated to do so, the distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November30, 1998. Reimbursement of
    Fund Expenses......................................................................... 0.25%
    Total Actual Annual Fund Operating Expenses (after reimbursements).................... 1.78%

2 The distributor has voluntarily reimbursed a portion of the Select Shares distribution (12b-1) fee. The distributor can terminate this voluntary reimbursement at any time. The distribution fee paid by the Fund (after the voluntary reimbursement) for Select Shares was 0.50% for the year ended
    November 30, 1998.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%return each year and that the Fund's Select Shares operating expenses are before reimbursements as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





Share Class              1 Year    3 Years     5 Years     10 Years
Select Shares               $206        $637      $1,093       $2,358





What are the Fund's Fees and Expenses?

FEDERATED MANAGED GROWTH FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of the Fund.





Shareholder Fees

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                           None
Exchange Fee                                                                                                                 None

Annual Fund Operating Expenses (Before Reimbursements)1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee                                                                                                                0.75%
Distribution (12b-1) Fee2                                                                                                     0.75%
Shareholder Services Fee                                                                                                      0.25%
Other Expenses                                                                                                                0.27%
Total Annual Fund Operating Expenses                                                                                          2.02%




1    Although not contractually obligated to do so, the distributor reimbursed certain amounts.

     These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November30, 1998.
     Reimbursement of Fund Expenses.................................................................... 0.25%
     Total Actual Annual Fund Operating Expenses (after reimbursements)................................ 1.77%

2    The distributor has voluntarily reimbursed a portion of the Select Shares distribution
     (12b-1) fee. The distributor can terminate this voluntary reimbursement at any time.
     The distribution fee paid by the Fund (after the voluntary reimbursement)
     for Select Shares was 0.50% for the year ended November 30, 1998.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5%return each year and that the Fund's Select Shares operating expenses are before reimbursements as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:





Share Class              1 Year    3 Years     5 Years     10 Years
Select Shares               $205        $634      $1,088       $2,348





What are the Fund's Fees and Expenses?

FEDERATED MANAGED AGGRESSIVE GROWTH FUND

FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold Select Shares of the Fund.





Shareholder Fees

Fees Paid Directly From Your Investment
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)                                         None
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, as applicable)      None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (and other Distributions) (as a percentage of offering price)    None
Redemption Fee (as a percentage of amount redeemed, if applicable)                                                           None
Exchange Fee                                                                                                                 None

Annual Fund Operating Expenses (Before Waiver/Reimbursements)1

Expenses That are Deducted From Fund Assets (as a percentage of average net assets)

Management Fee2                                                                                                               0.75%
Distribution (12b-1) Fee3                                                                                                     0.75%
Shareholder Services Fee                                                                                                      0.25%
Other Expenses                                                                                                                0.45%
Total Annual Fund Operating Expenses                                                                                          2.20%



1     Although not contractually obligated to do so, the adviser waived and the distributor reimbursed certain amounts. These are shown below along with the net expenses the Fund actually paid for the fiscal year ended November30, 1998.
      Waiver/Reimbursement of Fund Expenses........................................................... 0.38%
      Total Actual Annual Fund Operating Expenses (after waivers/reimbursements)...................... 1.82%
2     The adviser has voluntarily waived a portion of the management fee. The adviser can terminate this waiver at any time. The management fee paid by the Fund (after the voluntary waiver) for the Select Shares was 0.62% for the year ended November30, 1998.

3     The distributor has voluntarily reimbursed a portion of the Select Shares distribution
      (12b-1) fee. The distributor can terminate this voluntary reimbursement at any time. The distribution fee paid by the Fund (after the voluntary reimbursement) for Select Shares was
      0.50% for the year ended November 30, 1998.




EXAMPLE

This Example is intended to help you compare the cost of investing in the Fund's Select Shares with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund's Select Shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's Select Shares operating expenses are before waivers/reimbursements as shown in the table and remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


Share Class              1 Year    3 Years     5 Years     10 Years
Select Shares               $224        $691      $1,185       $2,544




What are the Funds' Investment-Strategies?



Each Fund will primarily invest in two types of assets: equities and fixed income securities. The Funds have divided each type into several asset categories. The adviser manages the Funds based on the view that the investment performance of each Fund's portfolio over the long term depends primarily on the fact that the portfolio consists of securities from multiple asset categories. Of secondary importance to each Fund's performance is allocation of the portfolio among asset categories in response to market conditions and the selection of securities within asset categories. Therefore, each Fund pursues its investment objective in the following manner:



 .   by setting long-term ranges for each Fund's portfolio investments in each asset category;



 .   by allocating each Fund's portfolio among asset categories within those defined ranges; and

 .   by actively selecting securities within each of the asset categories.

The following is a summary of the asset categories and the percentage of each Fund's total assets which may be invested in each asset category:



Asset Category                               FMAGF          FMGF          FMGIF           FMINCF

                                             Range         Range          Range           Range

Equities                                      70-90%        50-70%          30-50%          10-30%
Large Company Stocks                          40-60%        30-50%      22.5-37.5%       7.5-22.5%
Small Company Stocks                          10-20%         5-15%            0-5%              0%
Foreign Stocks                                10-20%         5-15%            0-5%              0%
Utility Stocks                                    0%            0%        2.5-7.5%        2.5-7.5%
Fixed Income Securities                       10-30%        30-50%          50-70%          70-90%
U.S. Government Securities                     0-20%         0-40%           0-56%           0-72%
Mortgage-Backed Securities                     0-10%         0-15%           0-35%           0-45%
Investment-Grade Corporate Debt                0-10%         0-15%           0-35%           0-45%
Non-Investment-Grade Corporate Debt            0-10%         0-15%           0-10%           0-10%
Foreign Fixed Income Securities                0-10%         0-15%           0-10%           0-10%



The Funds' adviser will regularly review each Fund's allocation among the asset categories. The adviser will attempt to exploit price inefficiencies among the various asset categories. For example, the adviser may move an asset category to its upper limit if the adviser expects it to offer superior returns relative to the other asset categories. Likewise, the adviser may move an asset category to its lower limit if the adviser believes it is overvalued relative to the other asset categories.



The selection of portfolio securities involves an approach that is specific to each asset category. The approach for each category is summarized as follows.

LARGE COMPANY STOCKS

With regard to the portion of each Fund's portfolio allocated to large company stocks, each Fund pursues its investment objective by investing in common stock of companies with large market capitalizations. Large market capitalization companies are those which are the 1,000 companies with the largest market capitalization. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the adviser rates the future performance potential of companies, selecting the most promising companies for a Fund's portfolio.

SMALL COMPANY STOCKS

With regard to the portion of each Fund's portfolio allocated to small company stocks, each Fund pursues its investment objective by investing at least 65% of the allocation in equity securities of companies that fall within the market capitalization range of the S&P 600 Small Cap Index (Index). As of October 21, 1998, this range was $18.5 million to $3.2 billion. Market capitalization is determined by multiplying the number of outstanding shares by the current market price per share. The adviser invests in companies that offer growth prospects or in companies whose stock is undervalued. Using its own quantitative process, the adviser rates the future performance potential of companies, selecting the most promising companies for the Fund's portfolio.

Companies with similar characteristics may be grouped together in broad categories called sectors. In determining the amount to invest in a security, the adviser limits a Fund's exposure to each business sector that comprises the Index. A Fund's allocation to a sector will not be less than 50% or more than 200% of the Index's allocation to that sector. Each Fund ordinarily will hold between 100 and 350 companies in its portfolio.

  The Funds will buy securities in initial public offerings. The Funds will participate in such offerings without regard to the issuer's market capitalization. The adviser will select initial public offerings based solely on its fundamental analysis of the issuer.

FOREIGN STOCKS

With regard to the portion of each Fund's portfolio allocated to foreign stocks, each Fund pursues its investment objective by investing the allocation in equity securities of companies based outside the United States. The adviser manages the Funds based on the view that international equity markets are inefficient at pricing securities and that careful security selection offers the best potential for superior long-term investment returns. Selection of industry and country are secondary considerations.

  Using its own quantitative process, the adviser ranks the future performance potential of companies. The adviser evaluates each company's earnings potential in light of its current valuation to narrow the list of attractive companies. The adviser then evaluates management quality and may meet with company representatives, company suppliers, customers, or competitors. The adviser also reviews the company's financial statements and forecasts of earnings. Based on this information, the adviser evaluates the sustain ability of the company's current growth trends and potential catalysts for increased growth. Using this type of fundamental analysis, the adviser selects the most promising companies for the Funds' portfolios.

UTILITY STOCKS

With regard to the portion of each Fund's portfolio allocated to utility stocks, each Fund may pursue its investment objective by investing in stocks of gas and electric companies comprising the S&P Utility Index. The number of companies and the amount invested in those companies will depend on the amount of each Fund's total assets allocated to the utilities sector and the cost of investing in the companies.

U.S. GOVERNMENT SECURITIES

The adviser invests the U.S. government securities portion of the Funds' portfolios by setting an average duration target for the fixed income portion of each Fund. The adviser selects securities which match the targeted average duration.

MORTGAGE BACKED SECURITIES

In selecting mortgage backed securities, the analysis focuses on the expected cash flows from the pool of mortgage obligations supporting the security. To assess the relative returns and risks of these securities, the adviser analyzes how the timing, amount and division of cash flows from the pool might change in response to changing economic and market conditions.

Effective March 1, 1999, the Funds may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the adviser. This other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

INVESTMENT GRADE CORPORATE DEBT

With regard to the allocation in domestic corporate fixed income securities, the adviser allocates investments among industries and adjusts the credit quality of the portfolio by analyzing current economic and securities market conditions, particularly changes in interest rates and expected trends in corporate earnings. These factors also guide the selection of maturity and duration of portfolio securities. Duration measures the price sensitivity of a fixed income security to changes in interest rates. In selecting a portfolio security, the adviser analyzes the business, competitive position, and financial condition of the issuer to assess whether the security's risk is commensurate with its potential return.

NON-INVESTMENT GRADE CORPORATE DEBT

The Funds will invest in noninvestment grade securities primarily by investing in another mutual fund (which is not available for general investment by the public) advised by an affiliate of the adviser. The other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest directly in noninvestment grade securities. Although the selection of noninvestment grade domestic corporate securities involves the same factors as investment grade securities, the adviser gives greater emphasis to its analysis of the issuer.

FOREIGN FIXED INCOME SECURITIES

With regard to the allocation to foreign fixed income securities, each Fund pursues its objective by investing primarily in fixed income securities of foreign governments and their agencies which are members of the Organization for Economic Cooperation and Development.

The adviser manages the foreign fixed income allocation to maintain an average AA rating of its portfolio securities. The adviser uses the J.P. Morgan Global Traded Index Excluding U.S. Index (Global Index) as a benchmark for managing the foreign fixed income allocation. The adviser looks for opportunities to enhance each Fund's performance by diverging from the Global Index. Such opportunities may cause the adviser to weight the portfolio differently than the Global Index or to buy securities not represented in the Index. Under ordinary market conditions, however, the duration of the portfolio securities does not deviate more than 25% from the duration of the Global Index. No more than 25% of the foreign fixed income allocation will be invested in any one country. The Funds also intend to invest at least 50% of the foreign fixed income allocation in securities that have received ratings in the two highest rating categories or unrated securities that the adviser considers of comparable quality.



  The adviser weighs several factors in selecting investments for the foreign fixed income portfolio. First, the adviser analyzes a country's general economic condition and outlook, including its interest rates, foreign exchange rates and trade balance. The adviser then analyzes the country's financial condition, including its credit ratings, government budget, tax base, outstanding public debt and the amount of public debt held outside the country. In connection with this analysis, the adviser also considers how developments in other countries in the region or the world might affect these factors.

  Using its analysis, the adviser tries to identify countries with favorable characteristics, such as a strengthening economy, favorable inflation rate, sound budget policy or strong public commitment to repay government debt. The adviser then evaluates available foreign fixed income investments in these countries based upon its outlook for interest and foreign exchange rates. The adviser tries to select securities that offer the best potential returns consistent with its general portfolio strategy.



PORTFOLIO TURNOVER

Each Fund actively trades its portfolio securities in an attempt to achieve its investment objective. Active trading will cause a Fund to have an increased portfolio turnover rate, which is likely to generate shorter-term gains (losses) for its shareholders, which are taxed at a higher rate than longer-term gains (losses). Actively trading portfolio securities increases a Fund's trading costs and may have an adverse impact on a Fund's performance.


What are the Principal Securities in Which the Funds Invest?



EQUITY SECURITIES



Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the type of equity security in which the Funds principally invest.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.



FIXED INCOME SECURITIES



Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time.

  The following describes the types of fixed income securities in which the Funds principally invest.

Treasury Securities

Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

Agency Securities



Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

The Funds treat mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage backed securities.



Corporate Debt Securities



Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment.


Mortgage Backed Securities



Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are known as ARMs.



  Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the prepayment risks of the underlying mortgages.



FOREIGN SECURITIES



Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

 .   it is organized under the laws of, or has a principal office located in, another country;

 .   the principal trading market for its securities is in another country; or

 .   it (or its subsidiaries) derived in its most current fiscal year at least
    50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to currency risks and risks of foreign investing.



INVESTMENT RATINGS FOR INVESTMENT GRADE SECURITIES

The adviser will determine whether a security is investment grade based upon the credit ratings given by one or more nationally recognized rating services. For example, Standard and Poor's, a rating service, assigns ratings to investment grade securities (AAA, AA, A, and BBB) based on their assessment of the likelihood of the issuer's inability to pay interest or principal (default) when due on each security. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the adviser's credit assessment that the security is comparable to investment grade.

What are the Specific Risks of Investing in the Funds?

STOCK MARKET RISKS

 .  The value of equity securities in each Fund's portfolio will rise and fall.
   These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline.

 . The adviser attempts to manage market risk by limiting the amount each Fund invests in each company's equity securities. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

BOND MARKET RISKS



Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

  Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.



CREDIT RISKS



Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.



 . Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.



  Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

  Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement its investment strategy.



CURRENCY RISKS

Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States.



  The adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.



EURO RISKS

The Funds make significant investments in securities denominated in the Euro, the new single currency of the European Monetary Union (EMU). Therefore, the exchange rate between the Euro and the U.S. dollar will have a significant impact on the value of the Funds' investments.

  With the advent of the Euro, the participating countries in the EMU can no longer follow independent monetary policies. This may limit these country's ability to respond to economic downturns or political upheavals, and consequently reduce the value of their foreign government securities.

CALL AND PREPAYMENT RISKS

Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

  If a fixed income security is called or prepaid, the Funds may have to reinvest the proceeds in other fixed income securities with lower interestrates, higher credit risks, or other less favorable characteristics.



  Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates.

  As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.





SECTOR RISKS

Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

LIQUIDITY RISKS

Trading opportunities are more limited for securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading may also lead to greater price volatility.

 . Liquidity risk also refers to the possibility that a Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, a Fund will be required to continue to hold the security or keep the position open, and the Fund could incur losses.

RISKS RELATED TO COMPANY SIZE



Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

  Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.



RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES



Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.



RISKS OF FOREIGN INVESTING

Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States.
Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

  Foreign financial markets may have fewer investor protections than U.S. markets. For instance, there may be less publicly available information about foreign companies and foreign countries may lack uniform accounting, auditing and financial reporting standards or regulatory requirements comparable to those applicable to U.S. companies.

 . Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the United States.



What do Shares Cost?



You can purchase or redeem Shares any day the New York Stock Exchange (NYSE) is open. When a Fund receives your transaction request in proper form, it is processed at the next calculated net asset value (NAV) (public offering price).

The Funds do not charge a front-end sales charge.

  NAV is determined at the end of regular trading (normally 4:00 p.m. Eastern time) each day the NYSE is open.

The required minimum initial investment in for each Fund is $1,500. There is no required minimum subsequent investment amount. Accounts established through investment professionals may be subject to a smaller minimum amount. Keep in mind that investment professionals may charge you fees for their services in connection with your Share transactions.

How are the Funds Sold?

The Funds offer two share classes: Select Shares and Institutional Shares, each representing interests in a single portfolio of securities. This prospectus relates only to Select Shares. Each share class has different expenses which affect their performance. Contact your investment professional or call 1-800-341-7400 for more information concerning the other class.

The Funds' Distributor markets the Shares described in this prospectus to retail and private banking customers of financial institutions.



  When the Distributor receives marketing fees, it may pay some or all of them to investment professionals. The Distributor and its affiliates may pay out of their assets other amounts (including items of material value) to investment professionals for marketing and servicing Shares. The Distributor is a subsidiary of Federated Investors, Inc. (Federated).

RULE 12B-1 PLAN



Each Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees to the Distributor and investment professionals for the sale, distribution and customer servicing of a Fund's Select Shares. Because these Shares pay marketing fees on an ongoing basis, your investment cost may be higher over time than other shares with different sales charges and marketing fees.



How to Purchase Shares

You may purchase Shares through an investment professional or directly from the Funds. The Funds reserve the right to reject any request to purchase Shares.

THROUGH AN INVESTMENT PROFESSIONAL

 .   Establish an account with the investment professional; and



 .   Submit your purchase order to the investment professional before the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). You will receive the next calculated NAV if the investment professional forwards the order to the Fund on the same day and the Fund receives payment within three business days. You will become the owner of Shares and receive dividends when the Fund receives your payment.

 .   Investment professionals should send payments according to the instructions in the sections "By Wire" or "By Check."



DIRECTLY FROM THE FUNDS

 .   Establish your account with a Fund by submitting a completed New Account

    Form; and

 .   Send your payment to the Fund by Federal Reserve wire or check.



You will become the owner of Shares and your Shares will be priced at the next calculated NAV after the Fund receives your wire or your check. If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the Fund or its transfer agent incurs.

  An institution may establish an account and place an order by calling a Fund and the Shares will be priced at the next calculated NAV after the Fund receives the order.


By Wire
Send your wire to:

 State Street Bank and Trust Company
 Boston, MA
 Dollar Amount of Wire

 ABA Number 011000028
 Attention: EDGEWIRE



 Wire Order Number, Dealer Number, or Group Number



 Nominee/Institution Name
 Fund Name and Number and Account Number

You cannot purchase Shares by wire on holidays when wire transfers are restricted.

By Check

Make your check payable to The Federated Funds, note your account number on the check, and mail it to:

 Federated Shareholder Services Company
 P.O. Box 8600


 Boston, MA 02266-8600



If you send your check by a private courier or overnight delivery service that requires a street address, mail it to:

 Federated Shareholder Services Company
 1099 Hingham Street



 Rockland, MA 02370-3317

Payment should be made in U.S. dollars and drawn on a U.S. bank. The Funds will not accept third- party checks (checks originally payable to someone other than you or The Federated Funds).



BY SYSTEMATIC INVESTMENT PROGRAM



Once you have opened an account, you may automatically purchase additional Shares on a regular basis by completing the Systematic Investment Program (SIP) section of the New Account Form or by contacting the Funds or your investment professional. The minimum investment amount for SIPs is $50.



BY AUTOMATED CLEARINGHOUSE (ACH)

Once you have opened an account, you may purchase additional Shares through a depository institution that is an ACH member. This purchase option can be established by completing the appropriate sections of the New Account Form.

How to Redeem Shares

You should redeem Shares:



 .   through an investment professional if you purchased Shares through an investment professional;or

 .   directly from the Funds if you purchased Shares directly from the Funds.



THROUGH AN INVESTMENT PROFESSIONAL



Submit your redemption request to your investment professional by the end of regular trading on the NYSE (normally 4:00 p.m. Eastern time). The redemption amount you will receive is based upon the next calculated NAV after the Fund receives the order from your investment professional.

DIRECTLY FROM THE FUNDS

By Telephone



You may redeem Shares by calling the Funds once you have completed the appropriate authorization form for telephone transactions. If you call before the end of regular trading on the NYSE (normally 4:00p.m. Eastern time) you will receive a redemption amount based on that day's NAV.

By Mail

You may redeem Shares by mailing a written request to a Fund. You will receive a redemption amount based on the next calculated NAV after the Fund receives your written request in proper form. Send requests by mail to:


 Federated Shareholder Services Company
 P.O. Box 8600

 Boston, MA 02266-8600



Send requests by private courier or overnight delivery service to:


 Federated Shareholder Services Company
 1099 Hingham Street

 Rockland, MA 02370-3317
All requests must include:

 .   Fund Name and Share Class, account number and account registration;
 .   amount to be redeemed; and

 .   signatures of all Shareholders exactly as registered

Call your investment professional or the Funds if you need special instructions.

Signature Guarantees
Signatures must be guaranteed if:

 .   your redemption will be sent to an address other than the address of record;

 .   your redemption will be sent to an address of record that was changed within the last thirty days;or



 .   a redemption is payable to someone other than the shareholder(s) of record.



A signature guarantee is designed to protect your account from fraud. Obtain a signature guarantee from a bank or trust company, savings association, credit union or broker, dealer, or securities exchange member. A notary public cannot provide a signature guarantee.


PAYMENT METHODS FOR REDEMPTIONS



Your redemption proceeds will be mailed by check to your address of record. The following payment options are available if you complete the appropriate section of the New Account Form or an Account Service Options Form. These payment options require a signature guarantee if they were not established when the account was opened:


 .   an electronic transfer to your account at a financial institution that is an
    ACH member; or



 .   wire payment to your account at a domestic commercial bank that is a Federal
    Reserve System member.



Redemption in Kind

Although each Fund intends to pay Share redemptions in cash, it reserves the right to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities.

LIMITATIONS ON REDEMPTION PROCEEDS



Redemption proceeds normally are wired or mailed within one business day after receiving a request in proper form. Payment may be delayed up to seven days:



 .   to allow your purchase to clear;
 .   during periods of market volatility; or



 .   when a shareholder's trade activity or amount adversely impacts a Fund's ability to manage its assets.

You will not accrue interest or dividends on uncashed checks from a Fund if those checks are undeliverable and returned to the Fund.



SYSTEMATIC WITHDRAWAL PROGRAM



You may automatically redeem Shares in a minimum amount of $100 on a regular basis. Complete the appropriate section of the New Account Form or an Account Service Options Form or contact your investment professional or the Funds. Your account value must meet the minimum initial investment amount at the time the program is established. This program may reduce, and eventually deplete, your account. Payments should not be considered yield or income.



ADDITIONAL CONDITIONS

Telephone Transactions

The Funds will record your telephone instructions. If the Funds do not follow reasonable procedures, they may be liable for losses due to unauthorized or fraudulent telephone instructions.

Share Certificates



The Funds no longer issue share certificates. If you are redeeming or exchanging Shares represented by certificates previously issued by the Funds, you must return the certificates with your written redemption request. For your protection, send your certificates by registered or certified mail, but do not endorse them.

Account and Share Information



CONFIRMATIONS AND ACCOUNT STATEMENTS

You will receive confirmation of purchases and redemptions (except for systematic transactions). In addition, you will receive periodic statements reporting all account activity, including systematic transactions, dividends and capital gains paid.

DIVIDENDS AND CAPITAL GAINS

Each Fund (except the Income Fund) declares and pays any dividends quarterly to shareholders. The Income Fund declares and pays any dividends monthly to shareholders. Dividends are paid to all shareholders invested in a Fund on the record date. The record date is the date on which a shareholder must officially own shares in order to earn a dividend.



  In addition, the Funds pay any capital gains at least annually. Your dividends and capital gains distributions will be automatically reinvested in additional Shares unless you elect cash payments.


  If you purchase Shares just before a Fund declares a dividend or capital gain distribution, you will pay the full price for the Shares and then receive a portion of the price back in the form of a taxable distribution, whether or not you reinvest the distribution in Shares. Therefore, you should consider the tax implications of purchasing Shares shortly before a Fund declares a dividend or capital gain. Contact your investment professional or the Funds for information concerning when dividends and capital gains will be paid.

ACCOUNTS WITH LOW BALANCES



Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions cause the account balance to fall below the minimum initial investment amount. Before an account is closed, you will be notified and allowed 30 days to purchase additional Shares to meet the minimum.



TAX INFORMATION



The Funds send an annual statement of your account activity to assist you in completing your federal, state and local tax returns. Fund distributions of dividends and capital gains are taxable to you whether paid in cash or reinvested in the Funds. Dividends are taxable as ordinary income; capital gains are taxable at different rates depending upon the length of time a Fund holds its assets.


  Fund distributions are expected to be both dividends and capital gains. Redemptions are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Who Manages the Funds?



The Board of Trustees governs the Funds. The Board selects and oversees the adviser, Federated Management. The adviser manages the Funds' assets, including buying and selling portfolio securities. The adviser's address is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

The adviser has delegated daily management of some Fund assets to the sub-adviser, Federated Global Investment Management Corp., who is paid by the Adviser and not by the Funds based on the portion of foreign securities the sub-adviser manages. The sub-adviser's address is 175 Water Street, New York, NY 10038-4965.


PORTFOLIO MANAGERS



The portfolio managers for the Funds' individual asset categories are as follows:





Name                             Asset Category Managed   Biography

(Portfolio Manager since)

John W. Harris                  Overall Allocation and    John W. Harris is a portfolio manager for the Funds and performs the
(December, 1998)                Domestic Large Company    overall asset allocation of the Funds' assets among the various asset

                                Stocks                    categories. In addition, Mr. Harris is a manager of the domestic large company stocks asset category. In allocating the Funds' assets,
                                                          Mr.Harris evaluates the market environment and economic outlook, utilizing the services of the adviser's Investment Strategy Committee.
                                                          Mr.Harris has been a Portfolio Manager and an Assistant Vice President of the Funds' adviser since 1998. Mr. Harris initially joined Federated in 1987 as an Investment Analyst. He served as an Investment Analyst and an Assistant Vice President from 1990 through 1992 and as a Senior
                                                          Investment Analyst and a Vice President through May 1993. After leaving the money management field to travel extensively, he rejoined Federated in 1997 as a Senior Investment Analyst. Mr. Harris is a Chartered
                                                          Financial Analyst. He received his M.B.A. from the University of
                                                          Pittsburgh.

----------------------------------------------------------------------------------------------------------------------------------
Michael P. Donnelly             Domestic Large Company    Mr. Donnelly joined Federated in 1989 as an Investment Analyst and has
(June 1997)                     Stocks                    been a Portfolio Manager and a Vice President of the Funds' adviser since 1994. Mr. Donnelly is a Chartered Financial Analyst and received his M.B.A. from the University of Virginia.

----------------------------------------------------------------------------------------------------------------------------------
James E. Grefenstette (August   Domestic Large Company    Mr. Grefenstette joined Federated in 1992 and has been a Portfolio
 1994)                          Stocks                    Manager and a Vice President of the Funds' adviser since 1996. From

                                                          1994 until 1996, Mr. Grefenstette was a Portfolio Manager and an

                                                          Assistant Vice President of the Funds' adviser. Mr. Grefenstette is a

                                                          Chartered Financial Analyst; he received his M.S. in Industrial
                                                          Administration from Carnegie Mellon University.

----------------------------------------------------------------------------------------------------------------------------------
Susan M. Nason (Inception)      U.S. Treasury Securities  Ms. Nason joined Federated in 1987 and has been a Senior Portfolio
                                                          Manager and a Senior Vice President of the Funds' adviser since 1997.

                                                          Ms.Nason served as a Portfolio Manager and Vice President of the Funds'

                                                          adviser from 1993 to 1997. Ms. Nason is a Chartered Financial Analyst
                                                          and received her M.S.I.A. concentrating in Finance from Carnegie Mellon

                                                          University.

----------------------------------------------------------------------------------------------------------------------------------
Joseph M. Balestrino (March     U.S. Treasury             Mr. Balestrino joined Federated in 1986 and has been a Senior Portfolio
 1995)                          Securities and            Manager and Senior Vice President of the Funds' adviser since 1998. He

                                Investment-Grade          was a Portfolio Manager and a Vice President of the Funds' adviser from
                                Corporate Bonds           1995 to 1998. Mr.Balestrino served as a Portfolio Manager and an

                                                          Assistant Vice President of the Funds' adviser from 1993 until 1995.

                                                          Mr.Balestrino is a Chartered Financial Analyst and received his

                                                          Master's Degree in Urban and Regional Planning from the University of
                                                          Pittsburgh.

----------------------------------------------------------------------------------------------------------------------------------
Kathleen M. Foody-Malus         Mortgage-Backed           Ms. Foody-Malus joined Federated in 1983 and has been a Senior
 (Inception)                    Securities                Portfolio Manager since 1996 and a Vice President of the Funds' adviser since 1993. She was a Portfolio Manager from 1993 to 1996.
                                                          Ms.FoodyMalus received her M.B.A. in Accounting/Finance from the

                                                          University of Pittsburgh.

----------------------------------------------------------------------------------------------------------------------------------
Robert E. Cauley                Mortgage-Backed           Mr. Cauley joined Federated in 1996 as a Senior Investment Analyst and
(July 1997)                     Securities                an Assistant Vice President of the Funds' adviser and has been a

                                                          Portfolio Manager since 1997. Mr. Cauley has been a Portfolio Manager and a Vice President of the adviser since 1999. Mr. Cauley was a member of the Asset-Backed Structuring Group at Lehman Brothers Holding, Inc.
                                                          from 1994 to 1996. From 1992 to 1994, Mr.Cauley served as a Senior
                                                          Associate/Credit Analyst at Barclays Bank, PLC. Mr.Cauley earned his
                                                          M.S.I.A., concentrating in Finance and Economics, from Carnegie
                                                          Mellon University.

----------------------------------------------------------------------------------------------------------------------------------
John T. Gentry                  Investment Grade          Mr. Gentry joined Federated in 1995 as an Investment Analyst and has
(July 1997)                     Corporate Bonds           been a Senior Investment Analyst and an Assistant Vice President of the

                                                          Funds' adviser since 1997. Mr. Gentry served as a Senior Treasury

                                                          Analyst at Sun Company, Inc. from 1991 to 1995. Mr. Gentry is a
                                                          Chartered Financial Analyst and earned his M.B.A., with concentrations in Finance and Accounting, from Cornell University.

----------------------------------------------------------------------------------------------------------------------------------
Mark E. Durbiano (Inception)    High Yield Corporate      Mr. Durbiano joined Federated in 1982 and has been a Senior Portfolio
                                Bonds                     Manager and a Senior Vice President of the Funds' adviser since 1996.

                                                          From 1988 through 1995, Mr. Durbiano was a Portfolio Manager and a Vice

                                                          President of the Funds' adviser. Mr.Durbiano is a Chartered Financial

                                                          Analyst and received his M.B.A. in Finance from the University of
                                                          Pittsburgh.

----------------------------------------------------------------------------------------------------------------------------------
Drew J. Collins                 Foreign Stocks            Mr. Collins joined Federated in 1995 as a Senior Portfolio Manager and
(November 1995)                                           a Senior Vice President of the Funds' sub-adviser. Mr. Collins served as a Vice President/Portfolio Manager of international equity portfolios at Arnhold and Bleichroeder, Inc. from 1994 to 1995. He served as an Assistant Vice President/Portfolio Manager for international equities at the College Retirement Equities Fund from
                                                          1986 to 1994. Mr. Collins is a Chartered Financial Analyst and received his M.B.A. in finance from the Wharton School of The University of
                                                          Pennsylvania.

----------------------------------------------------------------------------------------------------------------------------------
Robert M. Kowit                 Foreign Bonds             Mr. Kowit joined Federated in 1995 as a Portfolio Manager and a Vice
(November 1995)                                           President of the Funds' sub-adviser. Mr. Kowit served as a Managing

                                                          Partner of Copernicus Global Asset Management from January 1995 through
                                                          October 1995. From 1990 to 1994, he served as Senior Vice
                                                          President/Portfolio Manager of International Fixed Income and Foreign
                                                          Exchange for John Hancock Advisers. Mr. Kowit received his M.B.A. from
                                                          Iona College with a concentration in Finance.

----------------------------------------------------------------------------------------------------------------------------------
Michael W. Casey, Ph. D.        Foreign Bonds             Mr. Casey joined Federated in 1996 as a Senior Investment Analyst and
 (January 1997)                                           an Assistant Vice President of the Funds' sub-adviser. Mr. Casey currently serves as a Portfolio Manager and has been a Vice President of the sub-adviser since 1998. Mr. Casey served as an International
                                                          Economist and Portfolio Strategist for Maria Fiorini Ramirez Inc. from
                                                          1990 to 1996. Mr. Casey earned a Ph.D. concentrating in economics from
                                                          The New School for Social Research and a M.Sc. from the London School of Economics.

----------------------------------------------------------------------------------------------------------------------------------
Linda A. Duessel                Utility Stocks            Ms.Duessel joined Federated in 1991 and has been a Portfolio Manager
(February 1997)                                           and a Vice President of the Funds' adviser since 1995. Ms.Duessel was a

                                                          Senior Investment Analyst and an Assistant Vice President of the Funds'
                                                          adviser from 1991 until 1995. Ms. Duessel is a Chartered Financial
                                                          Analyst and received her M.S. in Industrial Administration from
                                                          Carnegie Mellon University.

----------------------------------------------------------------------------------------------------------------------------------
Steven J. Lehman (December      Utility Stocks            Mr. Lehman joined Federated in 1997 as a Portfolio Manager and a Vice
 1995)                                                    President of the Funds' adviser. He has been a Senior Portfolio Manager since 1998. From 1986 to 1997, Mr.Lehman served as a Portfolio Manager,

                                                          then Vice President/Senior Portfolio Manager, at First Chicago NBD. Mr.
                                                          Lehman is a Chartered Financial Analyst; he received his M.A. from the

                                                          University of Chicago.

----------------------------------------------------------------------------------------------------------------------------------
Aash M. Shah                    Domestic Small Company    Mr. Shah joined Federated in 1993 and has been a Portfolio Manager and
(June 1997)                     Stocks                    a Vice President of the Funds adviser since 1997. Mr.Shah was a

                                                          Portfolio Manager and served as an Assistant Vice President of the adviser from 1995 to 1996, and as an Investment Analyst from 1993 to

                                                          1995. Mr. Shah received his Masters in Industrial Administration from

                                                          Carnegie Mellon University with a concentration in Finance and
                                                          Accounting. Mr.Shah is a Chartered Financial Analyst.

----------------------------------------------------------------------------------------------------------------------------------
Keith J. Sabol                  Domestic Small Company    Mr. Sabol joined Federated in 1994 and has been a Portfolio Manager
(June 1997)                     Stocks                    since 1996 and a Vice President of the Funds' adviser since 1998.

                                                          Mr.Sabol was an Investment Analyst, and then Equity Research

                                                          Coordinator for the Funds' adviser from 1994 to 1996. Mr. Sabol is a

                                                          Chartered Financial Analyst; he earned his M.S. in Industrial
                                                          Administration from Carnegie Mellon University.

----------------------------------------------------------------------------------------------------------------------------------
Alexandre de Bethmann           Foreign Stocks            Mr. de Bethmann joined Federated in 1995 as a Senior Portfolio Manager
 (November 1995)                                          and a Vice President of the Funds' sub-adviser. Mr. de Bethmann served as Assistant Vice President/Portfolio Manager for Japanese and Korean

                                                          equities at the College Retirement Equities Fund from 1994 to 1995.

                                                          Mr.de Bethmann received his M.B.A. in Finance from Duke University.

----------------------------------------------------------------------------------------------------------------------------------
Frank Semack                    Foreign Stocks            Mr. Semack joined Federated in 1995 as a Senior Portfolio Manager and a
(November 1995)                                           Vice President of the Funds' sub-adviser. Mr. Semack served as an

                                                          Investment Analyst at Omega Advisers, Inc. from 1993 to 1994. Mr.Semack received his M.Sc. in economics from the London School of Economics.

----------------------------------------------------------------------------------------------------------------------------------




The adviser, the sub-adviser and other subsidiaries of Federated advise more than 175 mutual funds and separate accounts, which total approximately $111 billion in assets as of December 31, 1998. Federated was established in 1955 and is one of the largest mutual fund investment managers in the United States with approximately 1,900 employees. More than 4,000 investment professionals make Federated Funds available to their customers.

ADVISORY FEES



The Adviser receives an annual investment advisory fee of 0.75% of each Fund's average daily net assets. The Adviser may voluntarily waive a portion of its fee or reimburse a Fund for certain operating expenses.



YEAR 2000 READINESS



The "Year 2000" problem is the potential for computer errors or failures because certain computer systems may be unable to interpret dates after December 31, 1999. The Year 2000 problem may cause systems to process information incorrectly and could disrupt businesses that rely on computers, like the Funds.

  While it is impossible to determine in advance all of the risks to the Funds, the Funds could experience interruptions in basic financial and operational functions. Fund shareholders could experience errors or disruptions in Fund share transactions or Fund communications.

  The Funds' service providers are making changes to their computer systems to fix any Year 2000 problems. In addition, they are working to gather information from third-party providers to determine their Year 2000 readiness.



  Year 2000 problems would also increase the risks of the Funds' investments. To assess the potential effect of the Year 2000 problem, the Adviser is reviewing information regarding the Year 2000 readiness of issuers of securities the Funds may purchase. However, this may be difficult with certain issuers. For example, funds dealing with foreign service providers or investing in foreign securities will have difficulty determining the Year 2000 readiness of those entities. This is especially true of entities or issuers in emerging markets.



  The financial impact of these issues for the Fund is still being determined. There can be no assurance that potential Year 2000 problems would not have a material adverse effect on the Fund.



Financial Information



FINANCIAL HIGHLIGHTS



The Financial Highlights will help you understand each Fund's financial performance for its past five fiscal years, or since inception, if the life of a Fund is shorter. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in a Fund, assuming reinvestment of any dividends and capital gains.

  This information has been audited by Arthur Andersen LLP, whose report, along with the Funds' audited financial statements, is included in the Annual Report.





Financial Highlights_
Federated Managed Income Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

Year Ended November 30                               1998               1997               1996             1995          1994/1/
Net Asset Value, Beginning of Period               $ 10.77            $ 10.56            $ 10.54          $  9.77         $10.00
Income from Investment Operations:

Net investment income                                 0.48               0.51               0.53             0.48           0.28
Net realized and unrealized gain (loss) on            0.49               0.31               0.10             0.83          (0.25)
 investments, foreign currency transactions
 and futures contracts

 TOTAL FROM INVESTMENT OPERATIONS                     0.97               0.82               0.63             1.31           0.03
Less Distributions:
Distributions from net investment income             (0.48)             (0.54)             (0.54)           (0.54)         (0.26)
Distributions from net realized gain on              (0.13)             (0.07)             (0.07)
 investments, foreign currency transactions
 and futures contracts

 TOTAL DISTRIBUTIONS                                 (0.61)             (0.61)             (0.61)           (0.54)         (0.26)
Net Asset Value, End of Period                     $ 11.13            $ 10.77            $ 10.56          $ 10.54         $ 9.77
Total Return/2/                                       9.29%              8.14%              6.23%           13.76%          0.26%

Ratios to Average Net Assets:

Expenses                                              1.50%              1.50%              1.50%            1.50%          1.42%/3/
Net investment income                                 4.39%              4.93%              5.02%            5.56%          5.24%/3/
Expense waiver/reimbursement/4/                      0.67%              0.75%              0.85%            1.06%          1.26%/3/
Supplemental Data:

Net assets, end of period (000 omitted)            $46,193            $36,608            $25,459          $13,927         $3,198
Portfolio turnover                                     122%                99%               164%             165%           153%





1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from the start of business, January 27, 1994 to May 24, 1994, the net investment income was distributed to the Fund's adviser.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.




Financial Highlights_
Federated Managed
Growth & Income Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)





Year Ended November 30                                1998               1997               1996            1995           1994/1/
                                                                                                                                  C>
Net Asset Value, Beginning of Period               $ 11.96            $ 11.36            $ 11.12         $  9.83         $10.00
Income from Investment Operations:

Net investment income                                 0.37               0.40               0.43            0.37           0.21
Net realized and unrealized gain (loss) on            0.81               0.74               0.41            1.34          (0.25)
 investments, foreign currency transactions
 and futures contracts

 TOTAL FROM INVESTMENT OPERATIONS                     1.18               1.14               0.84            1.71          (0.04)
Less Distributions:
Distributions from net investment income             (0.38)             (0.42)             (0.44)          (0.42)         (0.13)
Distributions from net realized gain on              (0.62)             (0.12)             (0.16)
 investments, foreign currency transactions
 and futures contracts

 TOTAL DISTRIBUTIONS                                 (1.00)             (0.54)             (0.60)          (0.42)         (0.13)
Net Asset Value, End of Period                     $ 12.14            $ 11.96            $ 11.36         $ 11.12         $ 9.83
Total Return/2/                                      10.51%             10.41%              7.92%          17.76%         (0.40)%

Ratios to Average Net Assets:

Expenses                                              1.78%              1.75%              1.75%           1.75%          1.64%/3/
Net investment income                                 3.07%              3.51%              4.02%           4.37%          4.33%/3/
Expense waiver/reimbursement/4/                       0.25%              0.30%              0.36%           0.55%          0.84%/3/
Supplemental Data:

Net assets, end of period (000 omitted)            $62,787            $47,499            $44,248         $24,787         $3,697
Portfolio turnover                                     117%               130%               154%            157%           132%



1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

Financial Highlights_
Federated Managed Growth Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)



Year Ended November 30                               1998               1997               1996           1995          1994/1/
Net Asset Value, Beginning of Period               $ 13.06            $ 12.20            $ 11.50        $  9.81         $10.00
Income from Investment Operations:

Net investment income                                 0.26               0.30               0.36           0.23           0.15
Net realized and unrealized gain (loss) on            0.92               1.18               0.94           1.79          (0.24)
 investments, foreign currency transactions
 and futures contracts

 TOTAL FROM INVESTMENT OPERATIONS                     1.18               1.48               1.30           2.02          (0.09)
Less Distributions:
Distributions from net investment income             (0.25)             (0.32)             (0.37)         (0.33)         (0.10)
Distributions from net realized gain on              (0.88)             (0.30)             (0.23)
 investments, foreign currency transactions
 and futures contracts

 TOTAL DISTRIBUTIONS                                 (1.13)             (0.62)             (0.60)         (0.33)         (0.10)
Net Asset Value, End of Period                     $ 13.11            $ 13.06            $ 12.20        $ 11.50         $ 9.81
Total Return/2/                                       9.80%             12.56%             11.75%         20.95%         (0.90%)

Ratios to Average Net Assets:

Expenses                                              1.77%              1.75%              1.75%          1.75%          1.70%/3/
Net investment income                                 2.00%              2.37%              3.06%          3.48%          3.53%/3/
Expense waiver/reimbursement/4/                       0.25%              0.31%              0.45%          0.76%          1.15%/3/
Supplemental Data:

Net assets, end of period (000 omitted)            $88,588            $72,746            $60,208        $27,358         $2,952
Portfolio turnover                                     111%               136%                95%           106%            71%




1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period from January 27, 1994 (start of business) to May 24, 1994 the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.



Financial Highlights_
Federated Managed
Aggressive Growth Fund

(FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)




Year Ended November 30                              1998               1997               1996             1995           1994/1/
Net Asset Value, Beginning of Period              $ 13.56            $ 12.50            $ 11.59          $  9.80         $10.00
Income from Investment Operations:

Net investment income                                0.15               0.18               0.28             0.17           0.13
Net realized and unrealized gain (loss) on           1.21               1.46               1.19             1.89          (0.25)
 investments, foreign currency transactions
 and futures contracts

 TOTAL FROM INVESTMENT OPERATIONS                    1.36               1.64               1.47             2.06          (0.12)
Less Distributions:
Distributions from net investment income            (0.13)             (0.22)             (0.30)           (0.25)         (0.08)
Distributions from net realized gain on             (0.69)             (0.36)             (0.26)           (0.02)
 investments, foreign currency transactions
 and futures contracts

 TOTAL DISTRIBUTIONS                                (0.82)             (0.58)             (0.56)           (0.27)         (0.08)
Net Asset Value, End of Period                    $ 14.10            $ 13.56            $ 12.50          $ 11.59         $ 9.80
Total Return/2/                                     10.58%             13.66%             13.22%           21.36%         (1.20%)

Ratios to Average Net Assets:

Expenses                                             1.82%              1.75%              1.75%            1.75%          1.64%/3/
Net investment income                                0.96%              1.29%              2.26%            2.65%          2.67%/3/
Expense waiver/reimbursement/4/                      0.38%              0.57%              0.93%            1.71%          1.97%/35/
Supplemental Data:

Net assets, end of period (000 omitted)           $66,407            $45,514            $31,390          $12,342         $1,673
Portfolio turnover                                    123%               115%                86%             139%            77%





1 Reflects operations for the period from May 25, 1994 (date of initial public investment) to November 30, 1994. For the period January27, 1994, the Fund had no investment activity.

2 Based on net asset value, which does not reflect the sales charge or contingent deferred sales charge, if applicable.

3  Computed on an annualized basis.

4 This voluntary expense decrease is reflected in both the expense and net investment income ratios shown above.

5 The adviser waived $6,858 of the investment advisory fee, which represents 0.11% of average net assets, to comply with certain state expense limitations. The remainder of the waiver/reimbursement was voluntary. This expense decrease is reflected in both the expense and net investment income ratios shown above.



[logo]



Managed
Series
Trust

Federated Managed Income Fund
Federated Managed Growth and
Income Fund
Federated Managed Growth Fund
Federated Managed Aggressive
Growth Fund

SELECT SHARES

JANUARY 31, 1999

A Statement of Additional Information (SAI) dated January 31, 1999 is incorporated by reference into this prospectus. Additional information about the Funds' investments is available in the Funds' annual and semi-annual reports to shareholders. The annual report discusses market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year. To obtain the SAI, the annual and semi-annual reports and other information without charge call your investment professional or the Funds at 1-800-341-7400.

You can obtain information about the Funds (including the SAI) by visiting or writing the Public Reference Room of the Securities and Exchange Commission in Washington, DC 20549-6009 or from the Commission's Internet site at http://www.sec.gov. You can call 1-800-SEC-0330 for information on the Public Reference Room's operations and copying charges.

[logo]
Managed Series Trust
Federated Investors Funds
5800 Corporate Drive
Pittsburgh, PA 15237-7000
1-800-341-7400
WWW.federatedinvestors.com

--------------------------
Federated Securities Corp., Distributor

Investment Company Act File No. 811-7129

Cusip 56166K 206

Cusip 56166K 404

Cusip 56166K 602

Cusip 56166K 800

G00873-04-SEL (1/99)

Federated is a registered mark of Federated Investors, Inc.
1999@Federated Investors, Inc.

[logo]



STATEMENT OF ADDITIONAL INFORMATION

FEDERATED MANAGED INCOME FUND

FEDERATED MANAGED GROWTH AND INCOME FUND

FEDERATED MANAGED GROWTH FUND

FEDERATED MANAGED AGGRESSIVE GROWTH FUND

Portfolios of Managed Series Trust

INSTITUTIONAL SHARES
SELECT SHARES

     This Statement of Additional Information (SAI) is not a prospectus. Read this SAI in conjunction with the prospectuses for the Funds, dated January 31, 1999.

     The SAI incorporates by reference the Funds' Annual Report. Obtain a prospectus or the Annual Report without charge by calling 1-800-341-7400.

january 31, 1999

                                            CONTENTS

                  How are the Funds Organized?                      1
                  Securities in Which the Funds Invest              1
                  What do Shares Cost?                              11
                  How are the Funds Sold?                           11
                  Subaccounting Services                            12
                  Redemption in Kind                                12
                  Massachusetts Partnership Law                     12
                  Account and Share Information                     13
                  Tax Information                                   13
                  Who Manages and Provides Services to the Funds?   14
                  How Do the Funds Measure Performance?             19
                  Who is Federated Investors, Inc.?                 22
                  Financial Information                             23
                  Investment Ratings                                24
                  Addresses                                  Back Cover
CUSIP 56166K800
CUSIP 56166K 701
CUSIP 56166K 404
CUSIP 56166K 305
CUSIP 56166K 602
CUSIP 56166K 503
CUSIP 56166K 206
CUSIP 56166K 107

G00873-05 (1/99)

HOW ARE THE FUNDS ORGANIZED?

     Each Fund is a diversified portfolio of Managed Series Trust (the Trust). The Trust is an open-end, management investment company that was established under the laws of the Commonwealth of Massachusetts on November 15, 1993. The Trust may offer separate series of shares representing interests in separate portfolios of securities.

     The Board of Trustees (the Board) has established two classes of shares of each Fund, known as Institutional Shares and Select Shares (Shares). This SAI relates to both classes of Shares.

SECURITIES IN WHICH THE FUNDS INVEST

     In pursuing its investment strategy, each Fund may invest in the following securities for any purpose that is consistent with its investment objective. Following is a table that indicates which types of securities are a: o P = PRINCIPAL investment of a Fund; (shaded in chart) o A = ACCEPTABLE (but not principal) investment of a Fund; or o N = NOT AN ACCEPTABLE investment of a Fund.

----------------------------------------------------- ----------- -------------- ------------- -------------
SECURITIES                                            INCOME       GROWTH AND    GROWTH FUND    AGGRESSIVE
                                                         FUND      INCOME FUND                 GROWTH FUND

----------------------------------------------------- ----------- -------------- ------------- -------------
EQUITY SECURITIES                                         A             A             A             A

-----------------------------------------------------
                                                      ----------- -------------- ------------- -------------
   COMMON STOCK                                           A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
      LARGE COMPANY STOCKS5                               P             P             P             P

                                                      ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
      SMALL COMPANY STOCKS7                               N             A             P             P

-----------------------------------------------------                            ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
      UTILITY STOCKS6                                     P             P             A             A

                                                      ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   PREFERRED STOCK                                        A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   INTERESTS IN OTHER LIMITED LIABILITY COMPANIES         A             A             A             A
----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   REAL ESTATE INVESTMENT TRUSTS                          A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   WARRANTS                                               A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
FIXED INCOME SECURITIES

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   TREASURY SECURITIES1                                   P             P             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   AGENCY SECURITIES                                      P             P             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   CORPORATE DEBT SECURITIES3                             P             P             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   HIGH-YIELD CORPORATE DEBT SECURITIES4                  P             P             P             P

----------------------------------------------------- ----------- --------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   MORTGAGE-BACKED SECURITIES2                            P             P             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   ZERO COUPON SECURITIES                                 A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
   CREDIT ENHANCEMENT                                     A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
CONVERTIBLE SECURITIES                                    A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
FOREIGN SECURITIES                                        A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    FOREIGN STOCK8                                        N             A             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    DEPOSITARY RECEIPTS                                   A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    FOREIGN EXCHANGE CONTRACTS9                           A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    FOREIGN GOVERNMENT SECURITIES11                       P             P             P             P

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
DERIVATIVE CONTRACTS                                      A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    FUTURES CONTRACTS                                     A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    OPTIONS                                               A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    HYBRID INSTRUMENTS                                    A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
SPECIAL TRANSACTIONS                                      A             A             A             A

                                                      ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    REPURCHASE AGREEMENTS                                 A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    REVERSE REPURCHASE AGREEMENTS                         A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
                                                      ----------- -------------- ------------- -------------
    WHEN-ISSUED TRANSACTIONS10                            A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    SECURITIES LENDING                                    A             A             A             A

                                                      ----------- -------------- ------------- -------------
----------------------------------------------------- ----------- -------------- ------------- -------------
    SECURITIES OF OTHER INVESTMENT COMPANIES              A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------
-----------------------------------------------------
    ASSET COVERAGE                                        A             A             A             A

----------------------------------------------------- ----------- -------------- ------------- -------------

1.

     Each Fund may invest up to 72%, 56%, 40%, and 20%, respectively, of its total assets in such securities.

     2. Each Fund may invest up to 45%, 35%, 15%, and 10%, respectively, of its total assets in such securities.

     3. Each Fund may invest up to 45%, 35%, 15%, and 10%, respectively, of its total assets in such securities.

     4. Each Fund may invest up to 10%, 10%, 15%, and 10%, respectively, of its total assets in such securities.

     5. Each Fund may invest up to 22.5%, 37.5%, 50%, and 60%, respectively, of its total assets in such securities.

     6. The Income Fund and the Growth and Income Fund may each invest up to 7.5% of its total assets in such securities.

     7. The Growth and Income Fund, Growth Fund and Aggressive Growth Fund may each invest up to 5%, 15%, and 20%, respectively, of its total assets in such securities.

     8. The Growth and Income Fund, Growth Fund and Aggressive Growth Fund may each invest up to 5%, 15%, and 20%, respectively, of its total assets in such securities.

     9. Each Fund will not invest more than 3%, 5%, 15%, and 20%, respectively, in forward foreign currency exchange contracts.

     10. The Funds do not intend to engage in such transactions to an extent that would cause the segregation of more than 20% of the total value of a Fund's assets.

     11. Each Fund may invest up to 10%, 10%, 15%, and 10%, respectively, of its total assets in such securities.

SECURITIES DESCRIPTIONS AND TECHNIQUES

EQUITY SECURITIES

     Equity securities represent a share of an issuer's earnings and assets, after the issuer pays its liabilities. The Funds cannot predict the income they will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value increases directly with the value of the issuer's business. The following describes the additional types of equity securities in which the Funds invest.

    COMMON STOCKS

     Common stocks are the most prevalent type of equity security. Common stocks receive the issuer's earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer's earnings directly influence the value of its common stock.

    PREFERRED STOCKS

     Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Funds may also treat such redeemable stock as a fixed income security.

    INTERESTS IN OTHER LIMITED LIABILITY COMPANIES

     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

    REAL ESTATE INVESTMENT TRUSTS (REITS)

     REITs are real estate investment trusts that lease, operate and finance commercial real estate. REITs are exempt from federal corporate income tax if they limit their operations and distribute most of their income. Such tax requirements limit a REIT's ability to respond to changes in the commercial real estate market.

    WARRANTS

     Warrants give the Funds the option to buy the issuer's equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Funds may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the MARKET RISKS of warrants as compared to the underlying security. Rights are the same as warrants, except companies typically issue rights to existing stockholders.

FIXED INCOME SECURITIES

     Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer's earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

     A security's yield measures the annual income earned on a security as a percentage of its price. A security's yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

     The following describes the types of fixed income securities in which the Funds invest.

    TREASURY SECURITIES

     Treasury securities are direct obligations of the federal government of the United States. Investors regard treasury securities as having the lowest credit risks.

    AGENCY SECURITIES

     Agency securities are issued or guaranteed by a federal agency or other government sponsored entity acting under federal authority (a GSE). The United States supports some GSEs with its full, faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Investors regard agency securities as having low credit risks, but not as low as treasury securities.

     The Funds treats mortgage backed securities guaranteed by GSEs as agency securities. Although a GSE guarantee protects against credit risks, it does not reduce the MARKET and PREPAYMENT RISKS of these mortgage backed securities.

    CORPORATE DEBT SECURITIES

     Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Funds may also purchase interests in bank loans to companies. The CREDIT RISKS of corporate debt securities vary widely amount issuers. The credit risk of an issuer's debt security may also vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

    MORTGAGE BACKED SECURITIES

     Mortgage backed securities represent interests in pools of mortgages. The mortgages that comprise a pool normally have similar interest rates, maturities and other terms. Mortgages may have fixed or adjustable interest rates. Interests in pools of adjustable rate mortgages are know as ARMs.

     Mortgage backed securities come in a variety of forms. Many have extremely complicated terms. The simplest form of mortgage backed securities are pass-through certificates. An issuer of pass-through certificates gathers monthly payments from an underlying pool of mortgages. Then, the issuer deducts its fees and expenses and passes the balance of the payments onto the certificate holders once a month. Holders of pass-through certificates receive a pro rata share of all payments and pre-payments from the underlying mortgages. As a result, the holders assume all the PREPAYMENT RISKS of the underlying mortgages.

        COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

     CMOs, including interests in real estate mortgage investment conduits (REMICs), allocate payments and prepayments from an underlying pass-through certificate among holders of different classes of mortgage backed securities. This creates different PREPAYMENT and MARKET RISKS for each CMO class. For example, in a sequential pay CMO, one class of CMOs receives all principal payments and prepayments. The next class of CMOs receives all principal payments after the first class is paid off. This process repeats for each sequential class of CMO. As a result, each class of sequential pay CMOs reduces the prepayment risks of subsequent classes.

     More sophisticated CMOs include planned amortization classes (PACs) and targeted amortization classes (TACs). PACs and TACs are issued with companion classes. PACs and TACs receive principal payments and prepayments at a specified rate. The companion classes receive principal payments and prepayments in excess of the specified rate. In addition, PACs will receive the companion classes' share of principal payments, if necessary, to cover a shortfall in the prepayment rate.

     This helps PACs and TACs to control prepayment risks by increasing the risks to their companion classes.

     CMOs may allocate interest payments to one class (Interest Only or IOs) and principal payments to another class (Principal Only or POs). POs increase in value when prepayment rates increase. In contrast, IOs decrease in value when prepayments increase, because the underlying mortgages generate less interest payments. However, IOs tend to increase in value when interest rates rise (and prepayments decrease), making IOs a useful hedge against market risks.

     Another variant allocates interest payments between two classes of CMOs. One class (Floaters) receives a share of interest payments based upon a market index such as LIBOR. The other class (Inverse Floaters) receives any remaining interest payments from the underlying mortgages. Floater classes receive more interest (and Inverse Floater classes receive correspondingly less interest) as interest rates rise. This shifts prepayment and market risks from the Floater to the Inverse Floater class, reducing the price volatility of the Floater class and increasing the price volatility of the Inverse Floater class.

     CMOs must allocate all payments received from the underlying mortgages to some class. To capture any unallocated payments, CMOs generally have an accrual
(Z) class. Z classes do not receive any payments from the underlying mortgages until all other CMO classes have been paid off. Once this happens, holders of Z class CMOs receive all payments and prepayments. Similarly, REMICs have residual interests that receive any mortgage payments not allocated to another REMIC class.

     The degree of increased or decreased prepayment risks depends upon the structure of the CMOs. Z classes, IOs, POs, and Inverse Floaters are among the most volatile investment grade fixed income securities currently traded in the United States. However, the actual returns on any type of mortgage backed security depend upon the performance of the underlying pool of mortgages, which no one can predict and will vary among pools.

    ZERO COUPON SECURITIES

     Zero coupon securities do not pay interest or principal until final maturity unlike debt securities that provide periodic payments of interest (referred to as a coupon payment). Investors buy zero coupon securities at a price below the amount payable at maturity. The difference between the purchase price and the amount paid at maturity represents interest on the zero coupon security. An investor must wait until maturity to receive interest and principal, which increases the MARKET and CREDIT RISKS of a zero coupon security.

     There are many forms of zero coupon securities. Some are issued at a discount and are referred to as zero coupon or capital appreciation bonds. Others are created from interest bearing bonds by separating the right to receive the bond's coupon payments from the right to receive the bond's principal due at maturity, a process known as coupon stripping. Treasury STRIPs, IOs and POs are the most common forms of stripped zero coupon securities. In addition, some securities give the issuer the option to deliver additional securities in place of cash interest payments, thereby increasing the amount payable at maturity. These are referred to as pay-in-kind or PIK securities.

    CREDIT ENHANCEMENT

     Credit enhancement consists of an arrangement in which a company agrees to pay amounts due on a fixed income security after the issuer defaults. In some cases the company providing credit enhancement makes all payments directly to the security holders and receives reimbursement from the issuer. Normally, the credit enhancer has greater financial resources and liquidity than the issuer. For this reason, the Adviser may evaluate the credit risk of a fixed income security based solely upon its credit enhancement.

     Common types of credit enhancement include guarantees, letters of credit, bond insurance and surety bonds. Credit enhancement also includes arrangements where securities or other liquid assets secure payment of a fixed income security. Following a default, these assets may be sold and the proceeds paid to security's holders. Either form of credit enhancement reduces credit risks by providing another source of payment for a fixed income security.

CONVERTIBLE SECURITIES

     Convertible securities are fixed income securities that the Funds have the option to exchange for equity securities at a specified conversion price. The option allows the Funds to realize additional returns if the market price of the equity securities exceeds the conversion price. For example, a Fund may hold fixed income securities that are convertible into shares of common stock at a conversion price of $10 per share. If the market value of the shares of common stock reached $12, the Fund could realize an additional $2 per share by converting its fixed income securities.

     Convertible securities have lower yields than comparable fixed income securities. In addition, at the time a convertible security is issued the conversion price exceeds the market value of the underlying equity securities. Thus, convertible securities may provide lower returns than non-convertible fixed income securities or equity securities depending upon changes in the price of the underlying equity securities. However, convertible securities permit the Funds to realize some of the potential appreciation of the underlying equity securities with less risk of losing its initial investment.

     The Funds treats convertible securities as both fixed income and equity securities for purposes of its investment policies and limitations, because of their unique characteristics.

FOREIGN SECURITIES

     Foreign securities are securities of issuers based outside the United States. The Funds consider an issuer to be based outside the United States if:

     o it is organized under the laws of, or has a principal office located in, another country; o the principal trading market for its securities is in another country; or

     o it (or its subsidiaries) derived in its most current fiscal year at least 50% of its total assets, capitalization, gross revenue or profit from goods produced, services performed, or sales made in another country.

     Foreign securities are primarily denominated in foreign currencies. Along with the risks normally associated with domestic securities of the same type, foreign securities are subject to CURRENCY RISKS and RISKS OF FOREIGN INVESTING. Trading in certain foreign markets is also subject to LIQUIDITY RISKS.

    DEPOSITARY RECEIPTS

     Depositary receipts represent interests in underlying securities issued by a foreign company. Depositary receipts are not traded in the same market as the underlying security. The foreign securities underlying American Depositary Receipts (ADRs) are traded in the United States. ADRs provide a way to buy shares of foreign-based companies in the United States rather than in overseas markets. ADRs are also traded in U.S. dollars, eliminating the need for foreign exchange transactions. The foreign securities underlying European Depositary Receipts (EDRs), Global Depositary Receipts (GDRs), and International Depositary Receipts (IDRs), are traded globally or outside the United States. Depositary Receipts involve many of the same risks of investing directly in foreign securities, including CURRENCY RISKS and RISKS OF FOREIGN INVESTING.

    FOREIGN EXCHANGE CONTRACTS

     In order to convert U.S. dollars into the currency needed to buy a foreign security, or to convert foreign currency received from the sale of a foreign security into U.S. dollars, the Fund may enter into spot currency trades. In a spot trade, a Fund agrees to exchange one currency for another at the current exchange rate. A Fund may also enter into derivative contracts in which a foreign currency is an underlying asset. The exchange rate for currency derivative contracts may be higher or lower than the spot exchange rate. Use of these derivative contracts may increase or decrease the Fund's exposure to CURRENCY RISKS.

    FOREIGN GOVERNMENT SECURITIES

     Foreign government securities generally consist of fixed income securities supported by national, state or provincial governments or similar political subdivisions. Foreign government securities also include debt obligations of supranational entities, such as international organizations designed or supported by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. Examples of these include, but are not limited to, the International Bank for Reconstruction and Development (the World Bank), the Asian Development Bank, the European Investment Bank and the Inter-American Development Bank.

     Foreign government securities also include fixed income securities of quasi-governmental agencies that are either issued by entities owned by a national, state or equivalent government or are obligations of a political unit that are not backed by the national government's full faith and credit. Further, foreign government securities include mortgage-related securities issued or guaranteed by national, state or provincial governmental instrumentalities, including quasi-governmental agencies.

DERIVATIVE CONTRACTS

     Derivative contracts are financial instruments that require payments based upon changes in the values of designated (or underlying) securities, currencies, commodities, financial indices or other assets. Some derivative contracts (such as futures, forwards and options) require payments relating to a future trade involving the underlying asset. Other derivative contracts (such as swaps) require payments relating to the income or returns from the underlying asset. The other party to a derivative contract is referred to as a counterparty.

     Many derivative contracts are traded on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Investors make payments due under their contracts through the exchange. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. Parties to the contract make (or collect) daily payments to the margin accounts to reflect losses (or gains) in the value of their contracts. This protects investors against potential defaults by the counterparty. Trading contracts on an exchange also allows investors to close out their contracts by entering into offsetting contracts.

     For example, a Fund could close out an open contract to buy an asset at a future date by entering into an offsetting contract to sell the same asset on the same date. If the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. Exchanges may limit the amount of open contracts permitted at any one time. Such limits may prevent a Fund from closing out a position. If this happens, a Fund will be required to keep the contract open (even if it is losing money on the contract), and to make any payments required under the contract (even if it has to sell portfolio securities at unfavorable prices to do so). Inability to close out a contract could also harm a Fund by preventing it from disposing of or trading any assets it has been using to secure its obligations under the contract.

     The Funds may also trade derivative contracts over-the-counter (OTC) in transactions negotiated directly between a Fund and the counterparty. OTC contracts do not necessarily have standard terms, so they cannot be directly offset with other OTC contracts. In addition, OTC contracts with more specialized terms may be more difficult to price than exchange traded contracts.

     Depending upon how the Funds use derivative contracts and the relationships between the market value of a derivative contract and the underlying asset, derivative contracts may increase or decrease a Fund's exposure to market and CURRENCY RISKS, and may also expose a Fund to LIQUIDITY RISKS. OTC contracts also expose the Funds to CREDIT RISKS in the event that a counterparty defaults on the contract.

The Funds may trade in the following types of derivative contracts.

    FUTURES CONTRACTS

     Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of an underlying asset at a specified price, date, and time. Entering into a contract to buy an underlying asset is commonly referred to as buying a contract or holding a long position in the asset. Entering into a contract to sell an underlying asset is commonly referred to as selling a contract or holding a short position in the asset. Futures CONTRACTS are considered to be commodity contracts. Futures contracts traded OTC are frequently referred to as forward contracts.

     The Funds may buy or sell forward foreign currency exchange contracts, interest rate futures contracts and stock index futures to accommodate cash flows and to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and market conditions.

    OPTIONS

     Options are rights to buy or sell an underlying asset for a specified price (the exercise price) during, or at the end of, a specified period. A call option gives the holder (buyer) the right to buy the underlying asset from the seller (writer) of the option. A put option gives the holder the right to sell the underlying asset to the writer of the option. The writer of the option receives a payment, or premium, from the buyer, which the writer keeps regardless of whether the buyer uses (or exercises) the option.

     The Funds may buy and sell options on foreign currencies, foreign currency futures, securities and securities indexes to manage interest rate and currency risks. The Funds may write call options on securities which they own to generate income.

    HYBRID INSTRUMENTS

     Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater MARKET RISKS than traditional instruments.

SPECIAL TRANSACTIONS

    REPURCHASE AGREEMENTS

     Repurchase agreements are transactions in which the Funds buy a security from a dealer or bank and agree to sell the security back at a mutually agreed upon time and price. The repurchase price exceeds the sale price, reflecting the Funds' return on the transaction. This return is unrelated to the interest rate on the underlying security. The Funds will enter into repurchase agreements only with banks and other recognized financial institutions, such as securities dealers, deemed creditworthy by the Adviser.

     The Funds' custodian or subcustodian will take possession of the securities subject to repurchase agreements. The Adviser or subcustodian will monitor the value of the underlying security each day to ensure that the value of the security always equals or exceeds the repurchase price.

    Repurchase agreements are subject to CREDIT RISKS.

    REVERSE REPURCHASE AGREEMENTS

     Reverse repurchase agreements are repurchase agreements in which the Funds are the sellers (rather than the buyers) of the securities, and agrees to repurchase them at an agreed upon time and price. A reverse repurchase agreement may be viewed as a type of borrowing by the Funds. Reverse repurchase agreements are subject to CREDIT RISKS. In addition, reverse repurchase agreements create LEVERAGE RISKS because the Funds must repurchase the underlying security at a higher price, regardless of the market value of the security at the time of repurchase.

    WHEN ISSUED TRANSACTIONS

     When issued transactions are arrangements in which the Funds buy securities for a set price, with payment and delivery of the securities scheduled for a future time. During the period between purchase and settlement, no payment is made by the Funds to the issuer and no interest accrues to the Funds. The Funds record the transaction when they agree to buy the securities and reflect their value in determining the price of its shares. Settlement dates may be a month or more after entering into these transactions so that the market values of the securities bought may vary from the purchase prices. Therefore, when issued transactions create MARKET RISKS for the Funds. When issued transactions also involve CREDIT RISKS in the event of a counterparty default.

        TO BE ANNOUNCED SECURITIES (TBAS)

     As with other when issued transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Funds agree to accept any security that meets specified terms. For example, in a TBA mortgage backed transaction, the Funds and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages. However, the seller would not identify the specific underlying mortgages until it issues the security. TBA mortgage backed securities increase MARKET RISKS because the underlying mortgages may be less favorable than anticipated by the Funds.

     Dollar rolls are transactions where the Funds sell mortgage-backed securities with a commitment to buy similar, but not identical, mortgage-backed securities on a future date at a lower price. Normally, one or both securities involved are TBA mortgage backed securities. Dollar rolls are subject to MARKET RISKS AND CREDIT RISKS.

    SECURITIES LENDING

     The Funds may lend portfolio securities to borrowers that the Adviser deems creditworthy. In return, the Funds receive cash or liquid securities from the borrower as collateral. The borrower must furnish additional collateral if the market value of the loaned securities increases. Also, the borrower must pay the Funds the equivalent of any dividends or interest received on the loaned securities.

     The Funds will reinvest cash collateral in securities that qualify as an acceptable investment for the Funds. However, the Funds must pay interest to the borrower for the use of cash collateral.

     Loans are subject to termination at the option of the Funds or the borrower. The Funds will not have the right to vote on securities while they are on loan, but it will terminate a loan in anticipation of any important vote. The Funds may pay administrative and custodial fees in connection with a loan and may pay a negotiated portion of the interest earned on the cash collateral to a securities lending agent or broker.

    Securities lending activities are subject to MARKET RISKS AND CREDIT RISKS.

SECURITIES OF OTHER INVESTMENT COMPANIES

     Each Fund may invest its assets in securities of other investment companies, including the securities of affiliated money market funds, as an efficient means of carrying out its investment policies and managing its univested cash. It should be noted that investment companies incur certain expenses, such as management fees, and, therefore, any investment by the Fund in shares of other investment companies may be subject to such duplicate expenses.

     Effective March 1, 1999, the Funds may invest in mortgage-backed securities primarily by investing in another mutual fund (which is not available for general investment by the public) that owns those securities and that is advised by an affiliate of the adviser. This other mutual fund is managed independently of the Funds and may incur administrative expenses. Therefore, any such investment by the Funds may be subject to duplicate expenses. However, the adviser believes that the benefits and efficiencies of this approach should outweigh the potential additional expenses. The Funds may also invest in such securities directly.

ASSET COVERAGE

     In order to secure its obligations in connection with derivatives contracts or special transactions, the Funds will either own the underlying assets, enter into an offsetting transaction or set aside readily marketable securities with a value that equals or exceeds the Funds' obligations. Unless the Funds have other readily marketable assets to set aside, they cannot trade assets used to secure such obligations entering into an offsetting derivative contract or terminating a special transaction. This may cause the Funds to miss favorable trading opportunities or to realize losses on derivative contracts or special transactions.

INVESTMENT RISKS

STOCK MARKET RISKS

     o The value of equity securities in each Fund's portfolio will rise and fall. These fluctuations could be a sustained trend or a drastic movement. A Fund's portfolio will reflect changes in prices of individual portfolio stocks or general changes in stock valuations. Consequently, a Fund's share price may decline and you could lose money.

     o The Adviser attempts to manage market risk by limiting the amount each Fund invests in each company. However, diversification will not protect a Fund against widespread or prolonged declines in the stock market.

BOND MARKET RISKS

     o Prices of fixed income securities rise and fall in response to interest rate changes for similar securities. Generally, when interest rates rise, prices of fixed income securities fall.

     o Interest rate changes have a greater effect on the price of fixed income securities with longer durations. Duration measures the price sensitivity of a fixed income security to changes in interest rates.

CREDIT RISKS

     o Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Funds will lose money.

     o Many fixed income securities receive credit ratings from services such as Standard & Poor's and Moody's Investor Services. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Funds must rely entirely upon the Adviser's credit assessment.

     o Fixed income securities generally compensate for greater credit risk by paying interest at a higher rate. The difference between the yield of a security and the yield of a U.S. Treasury security with a comparable maturity (the spread) measures the additional interest paid for risk. Spreads may increase generally in response to adverse economic or market conditions. A security's spread may also increase if the security's rating is lowered, or the security is perceived to have an increased credit risk. An increase in the spread will cause the price of the security to decline.

     o Credit risk includes the possibility that a party to a transaction involving the Funds will fail to meet its obligations. This could cause the Funds to lose the benefit of the transaction or prevent the Funds from selling or buying other securities to implement its investment strategy.

CURRENCY RISKS

     o Exchange rates for currencies fluctuate daily. The combination of currency risk and market risks tends to make securities traded in foreign markets more volatile than securities traded exclusively in the U.S.

     O The adviser attempts to manage currency risk by limiting the amount the Funds invest in securities denominated in a particular currency. However, diversification will not protect the Funds against a general increase in the value of the U.S. dollar relative to other currencies.

CALL AND PREPAYMENT RISKS

     O Call risk is the possibility that an issuer may redeem a fixed income security before maturity (a call) at a price below it's current market price. An increase in the likelihood of a call may reduce the security's price.

     o Generally, homeowners have the option to prepay their mortgages at any time without penalty. Homeowners frequently refinance high interest rate mortgages when mortgage rates fall. This results in the prepayment of mortgage backed securities with higher interest rates. Conversely, prepayments due to refinancings decrease when mortgage rates increase. This extends the life of mortgage backed securities with lower interest rates.

     o As a result, increases in prepayments of high interest rate mortgage backed securities, or decreases in prepayments of lower interest rate mortgage backed securities, may reduce their yield and price. This relationship between interest rates and mortgage prepayments makes the price of mortgage backed securities more volatile than most other types of fixed income securities with comparable credit risks.

     o If a fixed income security is called or prepaid, the Funds may have to reinvest the proceeds in other fixed income securities with lower interest rates, higher credit risks, or other less favorable characteristics.

SECTOR RISKS

     O Companies with similar characteristics may be grouped together in broad categories called sectors. Sector risk is the possibility that a certain sector may underperform other sectors or as the market as a whole. As the Adviser allocates more of a Fund's portfolio holdings to a particular sector, the Fund's performance will be more susceptible to any economic, business or other developments which generally affect that sector.

RISKS RELATED TO COMPANY SIZE

     o Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Market capitalization is determined by multiplying the number of its outstanding shares by the current market price per share.

     o Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital. These factors also increase risks and make these companies more likely to fail than larger, well capitalized companies.

RISKS ASSOCIATED WITH NONINVESTMENT GRADE SECURITIES

     o Securities rated below investment grade, also known as junk bonds, generally entail greater market, credit and liquidity risks than investment grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited.

     o Foreign securities pose additional risks because foreign economic or political conditions may be less favorable that those of the United States. Foreign financial markets may also have fewer investor protections. Securities in foreign markets may also be subject to taxation policies that reduce returns for U.S. investors.

     o Due to these risk factors, foreign securities may be more volatile and less liquid than similar securities traded in the U.S.

LEVERAGE RISKS

     o Leverage risk is created when an investment exposes a Fund to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify a Fund's risk of loss and potential for gain.

LIQUIDITY RISKS

     o Trading opportunities are more limited for equity securities that are not widely held. This may make it more difficult to sell or buy a security at a favorable price or time. Consequently, the Funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on the Funds' performance. Infrequent trading may also lead to greater price volatility.

     o Liquidity risk also refers to the possibility that the Funds may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Funds will be required to continue to hold the security or keep the position open, and the Funds could incur losses.

     o OTC derivative contracts generally carry greater liquidity risk than exchange-traded contracts.

INVESTMENT LIMITATIONS

ISSUING SENIOR SECURITIES AND BORROWING MONEY

     A Fund will not issue senior securities, except that it may borrow money directly or through reverse repurchase agreements in amounts up to one-third of the value of its total assets, including the amount borrowed, and except to the extent that a Fund may enter into futures contracts.

     A Fund will not borrow money or engage in reverse repurchase agreements except as a temporary, extraordinary, or emergency measure or to facilitate management of the Fund by enabling it to meet redemption requests when the liquidation of portfolio securities is deemed to be inconvenient or disadvantageous. A Fund will not purchase any securities while any borrowings in excess of 5% of its total assets are outstanding.

INVESTING IN COMMODITIES

     The Funds will not invest in commodities, except that the Funds reserve the right to engage in transactions involving financial futures contracts, options, and forward contracts with respect to foreign securities or currencies.

INVESTING IN REAL ESTATE

     The Funds will not purchase or sell real estate, including limited partnership interests, although the Funds may invest in securities of issuers whose business involves the purchase or sale of real estate or in securities which are secured by real estate or which represent interests in real estate.

CONCENTRATION OF INVESTMENTS

     A Fund will not invest 25% or more of the value of its total assets in any one industry (other than securities issued by the U.S. government, its agencies, or instrumentalities).

UNDERWRITING

     A Fund will not underwrite any issue of securities, except as it may be deemed to be an underwriter under the Securities Act of 1933 in connection with the sale of securities which the Fund may purchase in accordance with its investment objective, policies, and limitations.

SELLING SHORT AND BUYING ON MARGIN

     The Funds will not sell any securities short or purchase any securities on margin, but may obtain such short-term credits as may be necessary for clearance of purchases and sales of portfolio securities. A deposit or payment by a Fund of initial or variation margin in connection with financial futures contracts or related options transactions is not considered the purchase of a security on margin.

DIVERSIFICATION OF INVESTMENTS

     With respect to securities comprising 75% of the value of its total assets, a Fund will not purchase securities issued by any one issuer (other than cash, cash items or securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such securities) if as a result more than 5% of the value of its total assets would be invested in the securities of that issuer or if it would own more than 10% of the outstanding voting securities of such issuer.

PLEDGING ASSETS

     The Funds will not mortgage, pledge, or hypothecate any assets except to secure permitted borrowings. In those cases, a Fund may pledge assets having a market value not exceeding the lesser of the dollar amounts borrowed or 15% of the value of total assets at the time of the pledge. For purposes of this limitation, the following are not deemed to be pledges: margin deposits for the purchase and sale of financial futures contracts and related options; and segregation of collateral arrangements made in connection with options activities or the purchase of securities on a when-issued basis.

LENDING CASH OR SECURITIES

     A Fund will not lend any of its assets except portfolio securities. This shall not prevent the purchase or holding of U.S. government obligations, corporate bonds, debentures, notes, certificates of indebtedness, or other debt securities of any issuer, repurchase agreements, or other transactions which are permitted by the Funds' respective investment objectives, policies, or Declaration of Trust.

     The above limitations cannot be changed unless authorized by the vote of a majority of its outstanding voting securities. The following limitations, however, may be changed by the Board without shareholder approval. Shareholders will be notified before any material change in these limitations becomes effective.

INVESTING IN ILLIQUID SECURITIES

     A Fund will not invest more than 15% of the value of its net assets in illiquid securities, including repurchase agreements providing for settlement in more than seven days after notice, over-the-counter options, and certain securities not determined by the Trustees to be liquid.

INVESTING IN PUT OPTIONS

     A Fund will not purchase put options on securities, unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

WRITING COVERED CALL OPTIONS

     A Fund will not write call options on securities unless the securities are held in the Fund's portfolio or unless the Fund is entitled to them in deliverable form without further payment or after segregating cash in the amount of any further payment.

     Except with respect to borrowing money, if a percentage limitation is adhered to at the time of investment, a later increase or decrease in percentage resulting from any change in value or net assets will not result in a violation of such restriction.

     No Fund expects to borrow money in excess of 5% of the value of its net assets during the coming fiscal year.

     For purposes of its policies and limitations, the Funds consider certificates of deposit and demand and time deposits issued by a U.S. branch of a domestic bank or savings association having capital, surplus, and undivided profits in excess of $100,000,000 at the time of investment to be "cash items."

DETERMINING MARKET VALUE OF SECURITIES

Market values of a Fund's portfolio securities are determined as follows:

     for equity securities, according to the last sale price in the market in which they are primarily traded (either a national securities exchange or the over-the-counter market), if available;

     in the absence of recorded sales for equity securities, according to the mean between the last closing bid and asked prices;

     for bonds and other fixed income securities, at the last sale price on a national securities exchange, if available, otherwise, as determined by an independent pricing service;

     for short-term obligations, according to the mean between bid and asked prices as furnished by an independent pricing service, except that short-term obligations with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost or at fair market value as determined in good faith by the Board; and

     for all other securities, at fair value as determined in good faith by the Board.

     Prices provided by independent pricing services may be determined without relying exclusively on quoted prices and may consider: institutional trading in similar groups of securities, yield, quality, stability, risk, coupon rate, maturity, type of issue, trading characteristics, and other market data or factors. From time to time, when prices cannot be obtained from an independent pricing service, securities may be valued based on quotes from broker-dealers or other financial institutions that trade the securities.

     The Funds value futures contracts and options at their market values established by the exchanges on which they are traded at the close of trading on such exchanges. Options traded in the over-the-counter market are valued according to the mean between the last bid and the last asked price for the option as provided by an investment dealer or other financial institution that deals in the option. The Board may determine in good faith that another method of valuing such investments is necessary to appraise their fair market value.

TRADING IN FOREIGN SECURITIES

     Trading in foreign securities may be completed at times which vary from the closing of the New York Stock Exchange (NYSE). In computing its net asset value, the Funds value foreign securities at the latest closing price on the exchange on which they are traded immediately prior to the closing of the NYSE. Certain foreign currency exchange rates may also be determined at the latest rate prior to the closing of the NYSE. Foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Occasionally, events that affect these values and exchange rates may occur between the times at which they are determined and the closing of the NYSE. If such events materially affect the value of portfolio securities, these securities may be valued at their fair value as determined in good faith by the Funds' Board, although the actual calculation may be done by others.

WHAT DO SHARES COST?

     Each Fund's net asset value (NAV) per Share fluctuates and is based on the market value of all securities and other assets of the Fund.

     The NAV for each class of Shares may differ due to the variance in daily net income realized by each class. Such variance will reflect only accrued net income to which the shareholders of a particular class are entitled.

HOW ARE THE FUNDS SOLD?

     Under the Distributor's Contract with the Funds, the Distributor (Federated Securities Corp.), located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779, offers Shares on a continuous, best-efforts basis.

RULE 12B-1 PLAN-SELECT SHARES

     As a compensation-type plan, the Rule 12b-1 Plan is designed to pay the Distributor (who may then pay investment professionals such as banks, broker/dealers, trust departments of bank, and registered investment advisers) for marketing activities (such as advertising, printing and distributing prospectuses, and providing incentives to investment professionals) to promote sales of Select Shares so that overall Fund assets are maintained or increased. This helps the Funds achieve economies of scale, reduce per share expenses, and provide cash for orderly portfolio management and Select Share redemptions. Also, the Funds' service providers that receive asset-based fees also benefit from stable or increasing Fund assets.

     The Funds may compensate the Distributor more or less than its actual marketing expenses. In no event will a Fund pay for any expenses of the Distributor that exceed the maximum Rule 12b-1 Plan fee.

     The maximum Rule 12b-1 Plan fee that can be paid in any one year may not be sufficient to cover the marketing related expenses the Distributor has incurred. Therefore, it may take the Distributor a number of years to recoup these expenses.

SHAREHOLDER SERVICES

     The Funds may pay Federated Shareholder Services, a subsidiary of Federated Investors, Inc. (Federated), for providing shareholder services and maintaining shareholder accounts. Federated Shareholder Services may select others to perform these services for their customers and may pay them fees.

SUPPLEMENTAL PAYMENTS

     Investment professionals may be paid fees out of the assets of the Distributor and/or Federated Shareholder Services (but not out of Fund assets). The Distributor and/or Federated Shareholder Services may be reimbursed by the Adviser or its affiliates.

     Investment professionals receive such fees for providing distribution-related services or shareholder services such as sponsoring sales, providing sales literature, conducting training seminars for employees, and engineering sales-related computer software programs and systems. Also, investment professional may be paid cash or promotional incentives, such as reimbursement of certain expenses of qualified employees and their spouses to attend informational meetings about the Funds or other special events at recreational-type facilities, or items of material value. These payments will be based upon the amount of Shares the investment professional sells or may sell and/or upon the type and nature of sales or marketing support furnished by the investment professional.

SUBACCOUNTING SERVICES

     Certain investment professionals may wish to use the transfer agent's subaccounting system to minimize their internal recordkeeping requirements. The transfer agent may charge a fee based on the level of subaccounting services rendered. Investment professional holding Shares in a fiduciary, agency, custodial, or similar capacity may charge or pass through subaccounting fees as part of or in addition to normal trust or agency account fees. They may also charge fees for other services that may be related to the ownership of Shares. This information should, therefore, be read together with any agreement between the customer and the investment professional about the services provided, the fees charged for those services, and any restrictions and limitations imposed.

REDEMPTION IN KIND

     Although each Fund intends to pay Share redemptions in cash, it reserves the right, as described below, to pay the redemption price in whole or in part by a distribution of the Fund's portfolio securities. Because the Funds have elected to be governed by Rule 18f-1 under the Investment Company Act of 1940, the Funds are obligated to pay Share redemptions to any one shareholder in cash only up to the lesser of $250,000 or 1% of the net assets represented by such Share class during any 90-day period.

     Any Share redemption payment greater than this amount will also be in cash unless the Funds' Board determines that payment should be in kind. In such a case, the Funds will pay all or a portion of the remainder of the redemption in portfolio securities, valued in the same way as each Fund determines its NAV. The portfolio securities will be selected in a manner that the Funds' Board deems fair and equitable and, to the extent available, such securities will be readily marketable.

     Redemption in kind is not as liquid as a cash redemption. If redemption is made in kind, shareholders receiving the portfolio securities and selling them before their maturity could receive less than the redemption value of the securities and could incur certain transaction costs.

MASSACHUSETTS PARTNERSHIP LAW

     Under certain circumstances, shareholders may be held personally liable as partners under Massachusetts law for obligations of the Trust. To protect its shareholders, the Trust has filed legal documents with Massachusetts that expressly disclaim the liability of its shareholders for acts or obligations of the Trust.

     In the unlikely event a shareholder is held personally liable for the Trust's obligations, the Trust is required by the Declaration of Trust to use its property to protect or compensate the shareholder. On request, the Trust will defend any claim made and pay any judgment against a shareholder for any act or obligation of the Trust. Therefore, financial loss resulting from liability as a shareholder will occur only if the Trust itself cannot meet its obligations to indemnify shareholders and pay judgments against them.

ACCOUNT AND SHARE INFORMATION

VOTING RIGHTS

     Each share of a Fund gives the shareholder one vote in Trustee elections and other matters submitted to shareholders for vote. All Shares of the Trust have equal voting rights, except that in matters affecting only a particular Fund or class, only Shares of that Fund or class are entitled to vote.

     Trustees may be removed by the Trustees or by shareholders at a special meeting. A special meeting of shareholders will be called by the Board upon the written request of shareholders who own at least 10% of the Trust's outstanding shares of all series entitled to vote.

     As of January 7, 1999 the following shareholders owned of record, beneficially, or both, 5% or more of the outstanding Shares of the Funds:

     Charles Schwab & Co., 101 Montgomery Street, San Francisco, CA owned approximately 5.12% of the Institutional Shares of the Income Fund. Western Bank, P.O. Box 1784, Menford, OR, owned approximately 7.22% of the Institutional Shares of the Growth and Income Fund and 5.17% of the Institutional Shares of the Growth Fund. Sunflower Bank, P.O. Box 800, Salina, KS, owned approximately 5.25% or the Growth Fund.

     Kirchabak & Co., Richfield Bank and Trust Co., 6625 Lyndale Ave. South, Richfield, MN, owned approximately 14.42% of the Select Shares of the Income Fund. The Provident Bank, 309 Vine Street, Mail Stop 653D, Cincinnati, OH, owned approximately 8.18% of the Select Shares of the Income Fund and 5.61% of the Select Shares of the Aggressive Growth Fund. Oltrust & Co., Old National Bank, P.O. Box 966, Evansville, IN, owned approximately 5.05% of the Select Shares of the Aggressive Growth Fund.

TAX INFORMATION

FEDERAL INCOME TAX

     Each Fund intends to meet requirements of Subchapter M of the Internal Revenue Code applicable to registered investment companies. If these requirements are not met, it will not receive special tax treatment and will pay federal income tax.

     Each Fund will be treated as a single, separate entity for federal income tax purposes so that income earned and capital gains and losses realized by the Trust's other portfolios will be separate from those realized by the Funds.

FOREIGN INVESTMENTS

     If a Fund purchases foreign securities, their investment income may be subject to foreign withholding or other taxes that could reduce the return on these securities. Tax treaties between the United States and foreign countries, however, may reduce or eliminate the amount of foreign taxes to which the Fund would be subject. The effective rate of foreign tax cannot be predicted since the amount of Fund assets to be invested within various countries is uncertain. However, the Funds intend to operate so as to qualify for treaty-reduced tax rates when applicable.

     Distributions from a Fund may be based on estimates of book income for the year. Book income generally consists solely of the coupon income generated by the portfolio, whereas tax basis income includes gains or losses attributable to currency fluctuation. Due to differences in the book and tax treatment of fixed income securities denominated in foreign currencies, it is difficult to project currency effects on an interim basis. Therefore, to the extent that currency fluctuations cannot be anticipated, a portion of distributions to shareholders could later be designated as a return of capital, rather than income, for income tax purposes, which may be of particular concern to simple trusts.

     If a Fund invests in the stock of certain foreign corporations, they may constitute Passive Foreign Investment Companies (PFIC), and the Fund may be subject to Federal income taxes upon disposition of PFIC investments.

     If more than 50% of the value of a Fund's assets at the end of the tax year is represented by stock or securities of foreign corporations, the Fund intends to qualify for certain Code stipulations that would allow shareholders to claim a foreign tax credit or deduction on their U.S. income tax returns. The Code may limit a shareholder's ability to claim a foreign tax credit. Shareholders who elect to deduct their portion of the Fund's foreign taxes rather than take the foreign tax credit must itemize deductions on their income tax returns.

WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS?

BOARD OF TRUSTEES

     The Board is responsible for managing the Trust's business affairs and for exercising all the Trust's powers except those reserved for the shareholders. Information about each Board member is provided below and includes each person's: name, address, birthdate, present position(s) held with the Trust, principal occupations for the past five years, total compensation received as a Trustee from the Trust for its most recent fiscal year, and the total compensation received from the Federated Fund Complex for the most recent calendar year. The Trust is comprised of four funds and the Federated Fund Complex is comprised of 54 investment companies, whose investment advisers are affiliated with the Funds' Adviser.

     As of January 31, 1999 the Funds' Board and Officers as a group owned less than 1% of the Funds' outstanding Shares.

     An asterisk (*) denotes a Trustee who is deemed to be an interested person as defined in the Investment Company Act of 1940. The following symbol (#) denotes a Member of the Board's Executive Committee, which handles the Board's responsibilities between its meetings.

          NAME                                                                                     TOTAL
        BIRTHDATE                                                              AGGREGATE        COMPENSATION

         ADDRESS                         PRINCIPAL OCCUPATIONS                COMPENSATION       FROM TRUST
   POSITION WITH TRUST                     FOR PAST 5 YEARS                    FROM TRUST     AND FUND COMPLEX

JOHN F. DONAHUE*#+            Chief Executive Officer and Director or              $0            $0 for the
Birthdate: July 28, 1924      Trustee of the Federated Fund Complex,                            Trust and 54
Federated Investors           Chairman and Director, Federated                                     other
Tower                         Investors, Inc.; Chairman and Trustee,                             investment
1001 Liberty Avenue           Federated Advisers, Federated Management,                         companies in
Pittsburgh, PA                and Federated Research; Chairman and                                the Fund
CHAIRMAN AND TRUSTEE          Director, Federated Research Corp., and                             Complex
                              Federated Global Research Corp.; Chairman,
                              Passport Research, Ltd.

THOMAS G. BIGLEY              Director or Trustee of the Federated Fund         $1485.62      $113,860.22 for
Birthdate: February 3,        Complex; Director, Member of Executive                           the Trust and
1934                          Committee, Children's Hospital of                                   54 other
15 Old Timber Trail           Pittsburgh; formerly: Senior Partner,                              investment
Pittsburgh, PA                Ernst & Young LLP; Director, MED 3000                             companies in
TRUSTEE                       Group, Inc.; Director, Member of Executive                      the Fund Complex
                              Committee, University of Pittsburgh.

JOHN T. CONROY, JR.           Director or Trustee of the Federated Fund         $1634.42      $125,264.48 for
Birthdate: June 23, 1937      Complex; President, Investment Properties                        the Trust and
Wood/IPC Commercial Dept.     Corporation; Senior Vice President,                                 54 other
John R. Wood Associates,      John R. Wood and Associates, Inc.,                                 investment
Inc. Realtors                 Realtors; Partner or Trustee in private                           companies in
3255 Tamiami Trial North      real estate ventures in Southwest Florida;                      the Fund Complex
Naples, FL                    formerly: President, Naples Property
TRUSTEE                       Management, Inc. and Northgate Village
                              Development Corporation.

WILLIAM J. COPELAND           Director or Trustee of the Federated Fund         $1634.42      $125,264.48 for
Birthdate: July 4, 1918       Complex; Director and Member of the                              the Trust and
One PNC Plaza-23rd Floor      Executive Committee, Michael Baker, Inc.;                           54 other
Pittsburgh, PA                formerly: Vice Chairman and Director, PNC                          investment
TRUSTEE                       Bank, N.A., and PNC Bank Corp.; Director,                         companies in
                              Ryan Homes, Inc.                                                the Fund Complex

                              Previous Positions: Director, United
                              Refinery; Director, Forbes Fund; Chairman,
                              Pittsburgh Foundation; Chairman,
                              Pittsburgh Civic Light Opera.

JOHN F. CUNNINGHAM            Director or Trustee of some of the                   $0         $0 for the
Birthdate: March 5, 1943      Federated Funds; Chairman, President and                        Trust and 26
353 El Brillo Way             Chief Executive Officer, Cunningham & Co.,                      other
Palm Beach, FL                Inc. ; Trustee Associate, Boston College;                       investment
TRUSTEE                       Director, EMC Corporation; formerly:                            companies in
                              Director, Redgate Communications.                               the Fund Complex

                              Previous Positions: Chairman of the Board and Chief Executive Officer, Computer
                              Consoles, Inc., President and Chief
                              Operating Officer, Wang Laboratories;
                              Director, First National Bank of Boston;
                              Director, Apollo Computer, Inc.

JAMES E. DOWD, ESQ.           Director or Trustee of the Federated Fund         $1634.42      $125,264.48 for
Birthdate: May 18, 1922       Complex; Attorney-at-law; Director, The                          the Trust and
571 Hayward Mill Road         Emerging Germany Fund, Inc.                                         54 other
Concord, MA                                                                                      investment
TRUSTEE                       Previous Positions: President, Boston                             companies in
                              Stock Exchange, Inc.; Regional                                  the Fund Complex
                              Administrator, United States Securities

                              and Exchange Commission.

LAWRENCE D. ELLIS, M.D.*      Director or Trustee of the Federated Fund         $1485.62      $113,860.22 for
Birthdate: October 11,        Complex; Professor of Medicine, University                       the Trust and
1932                          of Pittsburgh; Medical Director,                                    54 other
3471 Fifth Avenue             University of Pittsburgh Medical Center -                          investment
Suite 1111                    Downtown; Hematologist, Oncologist, and                           companies in
Pittsburgh, PA                Internist, University of Pittsburgh                             the Fund Complex
TRUSTEE                       Medical Center; Member, National Board of
                              Trustees, Leukemia Society of America.

EDWARD L. FLAHERTY, JR.,      Director or Trustee of the Federated Fund         $1634.42      $125,264.48 for
ESQ. #                        Complex; Attorney, of Counsel, Miller,                           the Trust and
Birthdate: June 18, 1924      Ament, Henny & Kochuba; Director Emeritus,                          54 other
Miller, Ament, Henny &        Eat'N Park Restaurants, Inc.; formerly:                            investment
Kochuba                       Counsel, Horizon Financial, F.A., Western                         companies in
205 Ross Street               Region; Partner, Meyer and Flaherty.                            the Fund Complex
Pittsburgh, PA

TRUSTEE

PETER E. MADDEN               Director or Trustee of the Federated Fund         $1485.62      $125,264.48 for
Birthdate: March 16, 1942     Complex; formerly: Representative,                               the Trust and
One Royal Palm Way            Commonwealth of Massachusetts General                               54 other
100 Royal Palm Way            Court; President, State Street Bank and                            investment
Palm Beach, FL                Trust Company and State Street                                    companies in
TRUSTEE                       Corporation.                                                    the Fund Complex

                              Previous Positions: Director, VISA USA and
                              VISA International; Chairman and Director,
                              Massachusetts Bankers Association;
                              Director, Depository Trust Corporation.

CHARLES F. MANSFIELD, JR.     Director or Trustee of some of the                   $0         $0 for the
Birthdate: April 10, 1945     Federated Funds; Management Consultant.                         Trust and 25
80 South Road                                                                                 other
Westhampton Beach, NY         Previous Positions: Chief Executive                             investment
TRUSTEE                       Officer, PBTC International Bank; Chief                         companies in
                              Financial Officer of Retail Banking                             the Fund Complex
                              Sector, Chase Manhattan Bank; Senior Vice
                              President, Marine Midland Bank; Vice
                              President, Citibank; Assistant Professor

                              of Banking and Finance, Frank G. Zarb
                              School of Business, Hofstra University.

JOHN E. MURRAY, JR.,          Director or Trustee of the Federated Fund         $1485.62      $113,860.22 for
J.D., S.J.D.                  Complex; President, Law Professor,                               the Trust and
Birthdate: December 20,       Duquesne University; Consulting Partner,                            54 other
1932                          Mollica & Murray.                                                  investment
President, Duquesne                                                                             companies in
University                    Previous Positions: Dean and Professor of                       the Fund Complex
Pittsburgh, PA                Law, University of Pittsburgh School of
TRUSTEE                       Law; Dean and Professor of Law, Villanova
                              University School of Law.

WESLEY W. POSVAR              Director or Trustee of the Federated Fund         $1485.62      $113,860.22 for
Birthdate: September 14,      Complex; President, World Society of                             the Trust and
1925                          Ekistics (metropolitan planning), Athens;                           54 other
1202 Cathedral of             Professor, International Politics;                                 investment
Learning                      Management Consultant; Trustee, Carnegie                          companies in
University of Pittsburgh      Endowment for International Peace, RAND                         the Fund Complex
Pittsburgh, PA                Corporation, Online Computer Library
TRUSTEE                       Center, Inc., National Defense University
                              and U.S. Space Foundation; President
                              Emeritus, University of Pittsburgh;
                              Founding Chairman, National Advisory
                              Council for Environmental Policy and
                              Technology, Federal Emergency Management
                              Advisory Board; Trustee, Czech Management

                              Center, Prague.

                              Previous Positions: Professor, United
                              States Military Academy; Professor, United
                              States Air Force Academy.

MARJORIE P. SMUTS             Director or Trustee of the Federated Fund         $1485.62      $113,860.22 for
Birthdate: June 21, 1935      Complex; Public                                                  the Trust and
4905 Bayard Street            Relations/Marketing/Conference Planning.                            54 other
Pittsburgh, PA                                                                                   investment
TRUSTEE                       Previous Positions: National Spokesperson,                        companies in
                              Aluminum Company of America; business                           the Fund Complex
                              owner.

JOHN S. WALSH                 Director or Trustee of some of the                   $0         $0 for the
Birthdate: November 28,       Federated Funds; President and Director,                        Trust and 22
1957                          Heat Wagon, Inc.; President and Director,                       other
2007 Sherwood Drive           Manufacturers Products, Inc.; President,                        investment
Valparaiso, IN                Portable Heater Parts, a division of                            companies in
TRUSTEE                       Manufacturers Products, Inc.; Director,                         the Fund Complex
                              Walsh & Kelly, Inc.; formerly, Vice
                              President, Walsh & Kelly, Inc.

GLEN R. JOHNSON*              Trustee, Federated Investors, Inc.; staff            $0            $0 for the
Birthdate: May 2, 1929        member, Federated Securities Corp.                                Trust and 8
Federated Investors Tower                                                                          other
1001 Liberty Avenue                                                                              investment
Pittsburgh, PA                                                                                  companies in
PRESIDENT AND TRUSTEE                                                                         the Fund Complex
J. CHRISTOPHER DONAHUE+       President or Executive Vice President of             $0            $0 for the
Birthdate: April 11, 1949     the Federated Fund Complex; Director or                           Trust and 16
Federated Investors Tower     Trustee of some of the Funds in the                                  other
1001 Liberty Avenue           Federated Fund Complex; President and                              investment
Pittsburgh, PA                Director, Federated Investors, Inc.;                              companies in
EXECUTIVE VICE PRESIDENT      President and Trustee, Federated Advisers,                      the Fund Complex
                              Federated Management, and Federated
                              Research; President and Director,
                              Federated Research Corp. and Federated
                              Global Research Corp.; President, Passport
                              Research, Ltd.; Trustee, Federated
                              Shareholder Services Company; Director,
                              Federated Services Company.




EDWARD C. GONZALES            Trustee or Director of some of the Funds             $0            $0 for the
Birthdate: October 22,        in the Federated Fund Complex; President,                         Trust and 1
1930                          Executive Vice President and Treasurer of                            other
Federated Investors Tower     some of the Funds in the Federated Fund                            investment
1001 Liberty Avenue           Complex; Vice Chairman, Federated                                company in the
Pittsburgh, PA                Investors, Inc.; Vice President, Federated                        Fund Complex
EXECUTIVE VICE PRESIDENT      Advisers, Federated Management, Federated
                              Research, Federated Research Corp.,
                              Federated Global Research Corp. and
                              Passport Research, Ltd.; Executive Vice
                              President and Director, Federated
                              Securities Corp.; Trustee, Federated
                              Shareholder Services Company.

JOHN W. MCGONIGLE             Executive Vice President and Secretary of            $0            $0 for the
Birthdate: October 26,        the Federated Fund Complex; Executive Vice                        Trust and 54
1938                          President, Secretary, and Director,                                  other
Federated Investors Tower     Federated Investors, Inc.; Trustee,                                investment
1001 Liberty Avenue           Federated Advisers, Federated Management,                         companies in
Pittsburgh, PA                and Federated Research; Director,                               the Fund Complex
EXECUTIVE VICE                Federated Research Corp. and Federated
PRESIDENT, SECRETARY          Global Research Corp.; Director, Federated
                              Services Company; Director, Federated
                              Securities Corp.

RICHARD J. THOMAS             Treasurer of the Federated Fund Complex;             $0            $0 for the
Birthdate: June 17, 1954      Vice President - Funds Financial Services                         Trust and 54
Federated Investors Tower     Division, Federated Investors, Inc.;                                 other
1001 Liberty Avenue           Formerly: various management positions                             investment
Pittsburgh, PA                within Funds Financial Services Division                          companies in
TREASURER                     of Federated Investors, Inc.                                    the Fund Complex
RICHARD B. FISHER             President or Vice President of some of the           $0            $0 for the
Birthdate: May 17, 1923       Funds in the Federated Fund Complex;                              Trust and 6
Federated Investors Tower     Director or Trustee of some of the Funds                             other
1001 Liberty Avenue           in the Federated Fund Complex; Executive                           investment
Pittsburgh, PA                Vice President, Federated Investors, Inc.;                        companies in
VICE PRESIDENT                Chairman and Director, Federated                                the Fund Complex
                              Securities Corp.

J. THOMAS MADDEN              Chief Investment Officer of this Fund and            $0            $0 for the
Birthdate: October 22,        various other Funds in the Federated Fund                         Trust and 12
1945                          Complex; Executive Vice President,                                   other
Federated Investors Tower     Federated Investment Counseling, Federated                         investment
1001 Liberty Avenue           Global Research Corp., Federated Advisers,                        companies in
Pittsburgh, PA                Federated Management, Federated Research,                       the Fund Complex
CHIEF INVESTMENT OFFICER      and Passport Research, Ltd.; Vice
                              President, Federated Investors, Inc.;
                              Formerly: Executive Vice President and
                              Senior Vice President, Federated
                              Investment Counseling Institutional
                              Portfolio Management Services Division;
                              Senior Vice President, Federated Research
                              Corp., Federated Advisers, Federated
                              Management, Federated Research, and
                              Passport Research, Ltd.
+ Mr. Donahue is the father of J. Christopher Donahue, Executive Vice President of the Trust.

INVESTMENT ADVISER

     The Adviser conducts investment research and makes investment decisions for the Funds.

The Adviser is a wholly-owned subsidiary of Federated.

     The Adviser shall not be liable to the Trust or any Fund shareholder for any losses that may be sustained in the purchase, holding, or sale of any security or for anything done or omitted by it, except acts or omissions involving willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties imposed upon it by its contract with the Trust.

OTHER RELATED SERVICES

     Affiliates of the Adviser may, from time to time, provide certain electronic equipment and software to institutional customers in order to facilitate the purchase of Fund Shares offered by the Distributor.

BROKERAGE TRANSACTIONS

     When selecting brokers and dealers to handle the purchase and sale of portfolio instruments, the Adviser looks for prompt execution of the order at a favorable price. The Adviser will generally use those who are recognized dealers in specific portfolio instruments, except when a better price and execution of the order can be obtained elsewhere. The Adviser may select brokers and dealers based on whether they also offer research services (as described below). In selecting among firms believed to meet these criteria, the Adviser may give consideration to those firms which have sold or are selling Shares of the Funds and other funds distributed by the Distributor and its affiliates. The Adviser makes decisions on portfolio transactions and selects brokers and dealers subject to review by the Funds' Board.

RESEARCH SERVICES

     Research services may include advice as to the advisability of investing in securities; security analysis and reports; economic studies; industry studies; receipt of quotations for portfolio evaluations; and similar services. Research services may be used by the Adviser or by affiliates of Federated in advising other accounts. To the extent that receipt of these services may replace services for which the Adviser or its affiliates might otherwise have paid, it would tend to reduce their expenses. The Adviser and its affiliates exercise reasonable business judgment in selecting those brokers who offer brokerage and research services to execute securities transactions. They determine in good faith that commissions charged by such persons are reasonable in relationship to the value of the brokerage and research services provided.

     Investment decisions for the Funds are made independently from those of other accounts managed by the Adviser. When the Funds and one or more of those accounts invests in, or disposes of, the same security, available investments or opportunities for sales will be allocated among the Funds and the account(s) in a manner believed by the Adviser to be equitable. While the coordination and ability to participate in volume transactions may benefit the Funds, it is possible that this procedure could adversely impact the price paid or received and/or the position obtained or disposed of by the Funds.

ADMINISTRATOR

     Federated Services Company, a subsidiary of Federated, provides administrative personnel and services (including certain legal and financial reporting services) necessary to operate the Funds. Federated Services Company provides these at the following annual rate of the average aggregate daily net assets of all Federated Funds as specified below:

 MAXIMUM ADMINISTRATIVE     AVERAGE AGGREGATE DAILY NET ASSETS OF THE FEDERATED
          FEE                                          FUNDS

      0.150 of 1%                            on the first $250 million
      0.125 of 1%                             on the next $250 million
      0.100 of 1%                             on the next $250 million
      0.075 of 1%                       on assets in excess of $750 million

     The administrative fee received during any fiscal year shall be at least $125,000 per portfolio and $30,000 per each additional class of Shares. Federated Services Company may voluntarily waive a portion of its fee and may reimburse the Funds for expenses.

     Federated Services Company also provides certain accounting and recordkeeping services with respect to the Funds' portfolio investments for a fee based on Fund assets plus out-of-pocket expenses.

CUSTODIAN

     State Street Bank and Trust Company, Boston, Massachusetts, is custodian for the securities and cash of the Funds. Foreign instruments purchased by the Funds are held by foreign banks participating in a network coordinated by State Street Bank.

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

     Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, maintains all necessary shareholder records. The Funds pay the transfer agent a fee based on the size, type, and number of accounts and transactions made by shareholders.

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP is the independent public accountant for the Funds.

FEES PAID BY THE FUNDS FOR SERVICES

------------------ -------------------------------- --------------------------- ---------------------------
FUND                      ADVISORY FEE PAID         BROKERAGE COMMISSIONS PAID   ADMINISTRATIVE FEE PAID
                         ADVISORY FEE WAIVED

                        SUB-ADVISORY FEE PAID

                                                    --------------------------- ---------------------------
                   -------------------------------- --------------------------- ---------------------------
                      FOR THE FISCAL YEAR ENDED     FOR THE FISCAL YEAR ENDED   FOR THE FISCAL YEAR ENDED
                            NOVEMBER 30,                   NOVEMBER 30,                NOVEMBER 30,

                   -------------------------------- --------------------------- ---------------------------
                  -----------------------------------------------------------------------------------------
                    1998       1997        1996      1998     1997      1996     1998     1997     1996
------------------
                  -----------------------------------------------------------------------------------------
INCOME FUND       $880,363  $696,806    $599,171   $29,143  $18,013   $19,712  $155,001 $154,890 $155,001
                  $494,803  $461,157    $479,814
                  $58,453   $8,724      $2,837
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
GROWTH AND        $1,704,532$1,535,953  $1,264,932 $154,743 $235,841  $168,036 $171,362 $155,085 $155,001
INCOME FUND       $0        $101,972    $179,385
                  $313,796  $99,378     $110,351
-----------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
GROWTH FUND       $1,876,254$1,653,493  $1,108,082 $461,050 $423,125  $291,744 $188,627 $166,775 $155,001
                  $0        $129,366    $299,180
                  $340,468  $243,773    $143,091
-----------------------------------------------------------------------------------------------------------
AGGRESSIVE        $1,048,670$762,135    $434,558   $341,583 $279,734  $163,845 $155,001 $154,893 $155,001
GROWTH FUND       $176,779  $326,658    $393,073
                  $149,290  $87,324     $12,035
-----------------------------------------------------------------------------------------------------------

----------------------- --------------------------- --------------------------- ---------------------------
                              SELECT SHARES            INSTITUTIONAL SHARES           SELECT SHARES

                        --------------------------- --------------------------- ---------------------------
FIGURES FOR THE          12B-1 FEE      12B-FEE     SHAREHOLDER   SHAREHOLDER   SHAREHOLDER   SHAREHOLDER
FISCAL YEAR ENDED           PAID         WAIVED      SERVICING     SERVICING     SERVICING     SERVICING
NOVEMBER 30, 1998                                     FEE PAID     FEE WAIVED     FEE PAID     FEE WAIVED

----------------------- ------------- ------------- ------------- ------------- ------------- -------------
INCOME FUND             $309,985      $103,328      $190,126      $152,101      $103,328      $0
----------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------- ------------- ------------- ------------- ------------- ------------- -------------
GROWTH AND INCOME FUND  $410,611      $136,870      $431,307      $345,046      $136,870      $0
----------------------- ------------- ------------- ------------- ------------- ------------- -------------
----------------------- ------------- ------------- ------------- ------------- ------------- -------------
GROWTH FUND             $607,721      $202,574      $422,844      $338,275      $202,574      $0
-----------------------
----------------------- ------------- ------------- ------------- ------------- ------------- -------------
AGGRESSIVE GROWTH FUND  $406,320      $135,440      $214,116      $171,293      $135,440      $0
----------------------- ------------- ------------- ------------- ------------- ------------- -------------

     Fees are allocated among classes based on their pro rata share of Fund assets, except for marketing (Rule 12b-1) fees and shareholder services fees, which are borne only by the applicable class of Shares.

HOW DO THE FUNDS MEASURE PERFORMANCE?

     The Funds may advertise Share performance by using the Securities and Exchange Commission's (SEC) standard method for calculating performance applicable to all mutual funds. The SEC also permits this standard performance information to be accompanied by non-standard performance information.

     Unless otherwise stated, any quoted Share performance reflects the effect of non-recurring charges, such as maximum sales charges, which, if excluded, would increase the total return and yield. The performance of Shares depends upon such variables as: portfolio quality; average portfolio maturity; type and value of portfolio securities; changes in interest rates; changes or differences in the Funds' or any class of Shares' expenses; and various other factors.

     Share performance fluctuates on a daily basis largely because net earnings fluctuate daily. Both net earnings and offering price per Share are factors in the computation of yield and total return.

AVERAGE ANNUAL TOTAL RETURNS AND YIELD

------------------- ------------------------------------------------------- ----------------------------
FUND                             AVERAGE ANNUAL TOTAL RETURNS                         YIELDS

                           FOR THE PERIODS ENDED NOVEMBER 30, 1998          FOR THE 30-DAY PERIOD ENDED
                    -------------------------------------------------------
                    --------------------------- ---------------------------
                       INSTITUTIONAL SHARES           SELECT SHARES              NOVEMBER 30, 1998

                    --------------------------- --------------------------- ----------------------------
                    ------------- ------------- ------------- -------------
                      ONE-YEAR       SINCE        ONE-YEAR       SINCE      INSTITUTIONAL     SELECT

                                   INCEPTION                   INCEPTION       SHARES         SHARES

                                   (5/25/94)                   (5/25/94)

------------------- ------------- ------------- ------------- ------------- -------------- -------------
------------------- ------------- ------------- ------------- ------------- -------------- -------------
INCOME FUND            10.06%        9.05%         9.29%         8.27%          4.54%         2.76%
------------------- ------------- ------------- ------------- ------------- -------------- -------------
------------------- ------------- ------------- ------------- ------------- -------------- -------------
GROWTH AND INCOME      11.19%        10.83%        10.51%        10.09%         3.45%         2.76%
FUND

------------------- ------------- ------------- ------------- ------------- -------------- -------------
------------------- ------------- ------------- ------------- ------------- -------------- -------------
GROWTH FUND            10.56%        12.58%        9.80%         11.80%         2.30%         1.61%
                    ------------- ------------- ------------- ------------- -------------- -------------
------------------- ------------- ------------- ------------- ------------- -------------- -------------
AGGRESSIVE GROWTH      11.34%        13.29%        10.58%        12.54%         1.38%         0.70%
FUND

------------------- ------------- ------------- ------------- ------------- -------------- -------------

TOTAL RETURN

     Total return represents the change (expressed as a percentage) in the value of Shares over a specific period of time, and includes the investment of income and capital gains distributions.

     The average annual total return for Shares is the average compounded rate of return for a given period that would equate a $1,000 initial investment to the ending redeemable value of that investment. The ending redeemable value is computed by multiplying the number of Shares owned at the end of the period by the NAV per Share at the end of the period. The number of Shares owned at the end of the period is based on the number of Shares purchased at the beginning of the period with $1,000, less any applicable sales charge, adjusted over the period by any additional Shares, assuming the annual reinvestment of all dividends and distributions.

YIELD

     The yield of Shares is calculated by dividing: (i) the net investment income per Share earned by the Shares over a thirty-day period; by (ii) the maximum offering price per Share on the last day of the period. This number is then annualized using semi-annual compounding. This means that the amount of income generated during the thirty-day period is assumed to be generated each month over a 12-month period and is reinvested every six months. The yield does not necessarily reflect income actually earned by Shares because of certain adjustments required by the SEC and, therefore, may not correlate to the dividends or other distributions paid to shareholders.

     To the extent investment professionals and broker/dealers charge fees in connection with services provided in conjunction with an investment in Shares, the Share performance is lower for shareholders paying those fees.

PERFORMANCE COMPARISONS

Advertising and sales literature may include:

     o references to ratings, rankings, and financial publications and/or performance comparisons of Shares to certain indices;

     o charts, graphs and illustrations using the Fund's returns, or returns in general, that demonstrate investment concepts such as tax-deferred compounding, dollar-cost averaging and systematic investment;

     o discussions of economic, financial and political developments and their impact on the securities market, including the portfolio manager's views on how such developments could impact the Funds; and

     o information about the mutual fund industry from sources such as the Investment Company Institute.

     The Funds may compare its performance, or performance for the types of securities in which it invests, to a variety of other investments, including federally insured bank products such as bank savings accounts, certificates of deposit, and Treasury bills.

     The Funds may quote information from reliable sources regarding individual countries and regions, world stock exchanges, and economic and demographic statistics.

     You may use financial publications and/or indices to obtain a more complete view of Share performance. When comparing performance, you should consider all relevant factors such as the composition of the index used, prevailing market conditions, portfolio compositions of other funds, and methods used to value portfolio securities and compute offering price. The financial publications and/or indices which the Funds use in advertising may include:

     o LIPPER ANALYTICAL SERVICES, INC., ranks funds in various fund categories by making competitive calculations using total return. Total return assumes the reinvestment of all capital gains distributions and income dividends and takes into account any change in net asset value over a specified period of time. From time to time, a Portfolio will quote its Lipper ranking in advertising and sales literature.

     o STANDARD & POOR'S RATINGS GROUP UTILITY INDEX is an unmanaged index of common stocks from forty different utilities. This index indicates daily changes in the price of the stocks. The index also provides figures for changes in price from the beginning of the year to date and for a twelve-month period.

     O STANDARD & POOR'S RATINGS GROUP DAILY STOCK PRICE INDEX OF 500 COMMON STOCKS, a composite index of common stocks in industry, transportation, and financial and public utility companies, can be used to compare to the total returns of funds whose portfolios are invested primarily in common stocks. In addition, the Standard & Poor's index assumes reinvestments of all dividends paid by stocks listed on its index. Taxes due on any of these distributions are not included, nor are brokerage or other fees calculated in the Standard & Poor's figures.

     o STANDARD & POOR'S RATINGS GROUP SMALL STOCK INDEX, is a broadly diversified index consisting of approximately 600 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

     o EUROPE, AUSTRALIA, AND FAR EAST (EAFE) is a market capitalization weighted foreign securities index, which is widely used to measure the performance of European, Australian, New Zealand and Far Eastern stock markets. The index covers approximately 1,020 companies drawn from 18 countries in the above regions. The index values its securities daily in both U.S. dollars and local currency and calculates total returns monthly. EAFE U.S. dollar total return is a net dividend figure less Luxembourg withholding tax. The EAFE is monitored by Capital International, S.A., Geneva, Switzerland.

     o RUSSELL 1000 INDEX measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 90% of the total market capitalization of the Russell 3000 Index.

     o RUSSELL 2000 INDEX is a broadly diversified index consisting of approximately 2,000 small capitalization common stocks that can be used to compare to the total returns of funds whose portfolios are invested primarily in small capitalization common stocks.

     o LEHMAN BROTHERS TREASURY INTERMEDIATE BOND INDEX (U.S. DOLLARS) is an index composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities between one and 9.9 years. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

     o LEHMAN BROTHERS TREASURY LONG-TERM BOND INDEX (U.S. DOLLARS) is an index composed of all bonds covered by the Lehman Brothers Treasury Bond Index with maturities of 10 years or greater. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

     o J.P. MORGAN GLOBAL NON-U.S. GOVERNMENT BOND INDEX is a total return, market capitalization weighted index, rebalanced monthly consisting of the following countries: Australia, Belgium, Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden and United Kingdom.

     o LEHMAN BROTHERS CORPORATE INTERMEDIATE BOND INDEX (U.S. DOLLARS) is a subset of the Lehman Brothers Corporate Bond Index covering all corporate, publicly issued, fixed-rate, nonconvertible U.S. debt issues rated at least Baa with at least $50 million principal outstanding and maturity less than 10 years.

     o LEHMAN BROTHERS CORPORATE B INDEX is an index composed of all bonds covered by Lehman Brothers High Yield Index rated "B" by Moody's Investors Service. Bonds have a minimum amount outstanding of $100 million and at least one year to maturity. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization.

     o LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and 30-year fixed-rate securities backed by mortgage pools of the Government National Mortgage Association , Federal Home Loan Mortgage Corporation , and Federal National Mortgage Corporation . Graduated payment mortgages and balloons are included in theindex.

     o LEHMAN BROTHERS GOVERNMENT/CORPORATE (TOTAL) INDEX is comprised of approximately 5,000 issues which include non-convertible bonds publicly issued by the U.S. government or its agencies; corporate bonds guaranteed by the U.S. government and quasi-federal corporations; and publicly issued, fixed rate, non-convertible domestic bonds of companies in industry, public utilities and finance. The average maturity of these bonds approximates nine years. Tracked by Lehman Brothers, Inc., the index calculates total returns for one month, three month, twelve month and ten year periods and year-to-date.

     o LEHMAN BROTHERS INTERMEDIATE GOVERNMENT/CORPORATE BOND INDEX is an unmanaged index comprised of all the bonds issued by the Lehman Brothers Government/Corporate Bond Index with maturities between 1 and 9.99 years. Total return is based on price appreciation/depreciation and income as a percentage of the original investment. Indices are rebalanced monthly by market capitalization.

     o LEHMAN BROTHERS HIGH YIELD INDEX covers the universe of fixed rate, publicly issued, noninvestment grade debt registered with the SEC. All bonds included in the High Yield Index must be dollar-denominated and nonconvertible and have at least one year remaining to maturity and an outstanding par value of at least $100 million. Generally securities must be rated Ba1 or lower by Moodys Investors Service, including defaulted issues. If no Moodys rating is available, bonds must be rated BB+ or lower by S&P; and if no S&P rating is available, bonds must be rated below investment grade by Fitch Investor's Service. A small number of unrated bonds is included in the index; to be eligible they must have previously held a high yield rating or have been associated with a high yield issuer, and must trade accordingly.

     o MORNINGSTAR, INC., an independent rating service, is the publisher of the bi-weekly Mutual Fund Values. Mutual Fund Values rates more than 1,000 NASDAQ-listed mutual funds of all types, according to their risk-adjusted returns. The maximum rating is five stars, and ratings are effective for two weeks.

WHO IS FEDERATED INVESTORS, INC.?

     Federated Investors, Inc. is dedicated to meeting investor needs by making structured, straightforward and consistent investment decisions. Federated investment products have a history of competitive performance and have gained the confidence of thousands of financial institutions and individual investors.

     Federated's disciplined investment selection process is rooted in sound methodologies backed by fundamental and technical research. At Federated, success in investment management does not depend solely on the skill of a single portfolio manager. It is the result of a process that combines the talents of many individuals with the resources and tools they need. Investment decisions are made by teams of portfolio managers and analysts which are executed by traders dedicated to specific market sectors and who handle trillions of dollars in annual trading volume.

FEDERATED FUNDS OVERVIEW

MUNICIPAL FUNDS

     In the municipal sector, as of December 31, 1998, Federated managed 10 bond funds with approximately $2.2 billion in assets and 23 money market funds with approximately $12.5 billion in total assets. In 1976, Federated introduced one of the first municipal bond mutual funds in the industry and is now one of the largest institutional buyers of municipal securities. The Funds may quote statistics from organizations including The Tax Foundation and the National Taxpayers Union regarding the tax obligations of Americans.

EQUITY FUNDS

     In the equity sector, Federated has more than 28 years' experience. As of December 31, 1998, Federated managed 27 equity funds totaling approximately $14.9 billion in assets across growth, value, equity income, international, index and sector (i.e. utility) styles. Federated's value-oriented management style combines quantitative and qualitative analysis and features a structured, computer-assisted composite modeling system that was developed in the 1970s.

CORPORATE BOND FUNDS

     In the corporate bond sector, as of December 31, 1998, Federated managed 9 money market funds and 15 bond funds with assets approximating $22.8 billion and $7.1 billion, respectively. Federated's corporate bond decision making--based on intensive, diligent credit analysis--is backed by over 26 years of experience in the corporate bond sector. In 1972, Federated introduced one of the first high-yield bond funds in the industry. In 1983, Federated was one of the first fund managers to participate in the asset-backed securities market, a market totaling more than $209 billion.

GOVERNMENT FUNDS

     In the government sector, as of December 31, 1998, Federated manages 9 mortgage-backed, 5 government/ agency and 19 government money market mutual funds, with assets approximating $5.3 billion, $1.8 billion and $41.6 billion, respectively. Federated trades approximately $425 million in U.S. government and mortgage-backed securities daily and places approximately $25 billion in repurchase agreements each day. Federated introduced the first U.S. government fund to invest in U.S. government bond securities in 1969. Federated has been a major force in the short- and intermediate-term government markets since 1982 and currently manages approximately $43.2 billion in government funds within these maturity ranges.

MONEY MARKET FUNDS

     In the money market sector, Federated gained prominence in the mutual fund industry in 1974 with the creation of the first institutional money market fund. Simultaneously, the company pioneered the use of the amortized cost method of accounting for valuing shares of money market funds, a principal means used by money managers today to value money market fund shares. Other innovations include the first institutional tax-free money market fund. As of December 31, 1998, Federated managed more than $76.7 billion in assets across 52 money market funds, including 19 government, 9 prime and 23 municipal with assets approximating $41.6 billion, $22.8 billion and $12.5 billion, respectively.

     The Chief Investment Officers responsible for oversight of the various investment sectors within Federated are: U.S. equity and high yield - J.
Thomas
Madden; U.S. fixed income -William D. Dawson, III; and global equities and fixed income - Henry A. Frantzen. The Chief Investment Officers are Executive Vice Presidents of the Federated

advisory companies.

MUTUAL FUND MARKET

     Thirty-seven percent of American households are pursuing their financial goals through mutual funds. These investors, as well as businesses and institutions, have entrusted over $5 trillion to the more than 7,300 funds available, according to the Investment Company Institute.

FEDERATED CLIENTS OVERVIEW

     Federated distributes mutual funds through its subsidiaries for a variety of investment purposes. Specific markets include:

INSTITUTIONAL CLIENTS

     Federated meets the needs of approximately 900 institutional clients nationwide by managing and servicing separate accounts and mutual funds for a variety of purposes, including defined benefit and defined contribution programs, cash management, and asset/liability management. Institutional clients include corporations, pension funds, tax-exempt entities, foundations/endowments, insurance companies, and investment and financial advisers. The marketing effort to these institutional clients is headed by John
B. Fisher, President, Institutional Sales Division, Federated Securities Corp.

BANK MARKETING

     Other institutional clients include more than 1,600 banks and trust organizations. Virtually all of the trust divisions of the top 100 bank holding companies use Federated Funds in their clients' portfolios. The marketing effort to trust clients is headed by Timothy C. Pillion, Senior Vice President, Bank Marketing & Sales.

BROKER/DEALERS AND BANK BROKER/DEALER SUBSIDIARIES

     Federated Funds are available to consumers through major brokerage firms nationwide--we have over 2,200 broker/dealer and bank broker/dealer relationships across the country--supported by more wholesalers than any other mutual fund distributor. Federated's service to financial professionals and institutions has earned it high ratings in several surveys performed by DALBAR, Inc. DALBAR is recognized as the industry benchmark for service quality measurement. The marketing effort to these firms is headed by James F. Getz, President, Broker/Dealer Sales Division, Federated Securities Corp.

FINANCIAL INFORMATION

     The Financial Statements for the Funds for the fiscal year ended November 30, 1998 are incorporated herein by reference to the Annual Report to Shareholders of the Funds dated November 30, 1998.

INVESTMENT RATINGS

STANDARD AND POOR'S LONG-TERM DEBT RATING DEFINITIONS

     AAA--Debt rated AAA has the highest rating assigned by Standard & Poor's. Capacity to pay interest and repay principal is extremely strong.

     AA--Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher rated issues only in small degree.

     A--Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

     BBB--Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

     BB--Debt rated BB has less near-term, vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB-rating.

     B--Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

     CCC--Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B-rating.

     CC--The rating CC typically is applied to debt subordinated to senior debt that is assigned an actual or implied CCC debt rating.

     C--The rating C typically is applied to debt subordinated to senior debt which is assigned an actual or implied CCC-debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

MOODY'S INVESTORS SERVICE, INC. LONG-TERM BOND RATING DEFINITIONS

     AAA--Bonds which are rated AAA are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as gilt edged. Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

     AA--Bonds which are rated AA are judged to be of high quality by all standards. Together with the AAA group, they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in AAA securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in AAA securities.

     A--Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

     BAA--Bonds which are rated BAA are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

     BA--Bonds which are BA are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

     B--Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

     CAA--Bonds which are rated CAA are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

     CA--Bonds which are rated CA represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

     C--Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

FITCH IBCA, INC. LONG-TERM DEBT RATING DEFINITIONS

     AAA--Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

     AA--Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+.

     A--Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

     BBB--Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

     BB--Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

     B--Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

     CCC--Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

     CC--Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C--Bonds are imminent default in payment of interest or principal.

MOODY'S INVESTORS SERVICE, INC. COMMERCIAL PAPER RATINGS

     PRIME-1--Issuers rated Prime-1 (or related supporting institutions) have a superior capacity for repayment of short-term promissory obligations. Prime-1 repayment capacity will normally be evidenced by the following characteristics:

o       Leading market positions in well established industries.

o       High rates of return on funds employed.

     o Conservative capitalization structure with moderate reliance on debt and ample asset protection.

     o Broad margins in earning coverage of fixed financial charges and high internal cash generation.

     o Well established access to a range of financial markets and assured sources of alternate liquidity.

     PRIME-2--Issuers rated Prime-1 (or related supporting institutions) have a strong capacity for repayment of short-term promissory obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, will be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

STANDARD AND POOR'S COMMERCIAL PAPER RATINGS

     A-1--This designation indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

     A-2--Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.

FITCH IBCA, INC. COMMERCIAL PAPER RATING DEFINITIONS

     FITCH-1--(Highest Grade) Commercial paper assigned this rating is regarded as having the strongest degree of assurance for timely payment.

     FITCH-2--(Very Good Grade) Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than the strongest issues.

ADDRESSES

FEDERATED MANAGED INCOME FUND

FEDERATED MANAGED GROWTH AND INCOME FUND

FEDERATED MANAGED GROWTH FUND

FEDERATED MANAGED AGGRESSIVE GROWTH FUND

Institutional Shares
Select Shares

Federated Investors Funds
5800 Corporate Drive

Pittsburgh, Pennsylvania 15237-7000

DISTRIBUTOR
Federated Securities Corp.
Federated Investors Tower
1001 Liberty Avenue,

Pittsburgh, Pennsylvania 15222-3779

INVESTMENT ADVISER

Federated Management
Federated Investors Tower
1001 Liberty Avenue,

Pittsburgh, Pennsylvania 15222-3779

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

TRANSFER AGENT AND DIVIDEND DISBURSING AGENT

Federated Shareholder Services Company
P.O. Box 8600
Boston, Massachusetts 02266-8600

INDEPENDENT PUBLIC ACCOUNTANTS

Arthur Andersen LLP
225 Franklin Street
Boston, MA 02110-2812

PART C.      OTHER INFORMATION.

Item 23.       EXHIBITS:

     (a)     (i)  Conformed copy of Declaration of Trust of the Registrant (1);
            (ii)  Conformed copy of Amendment No. 1 to Declaration of Trust (1);

           (iii)  Conformed copy of Amendment No. 2 to Declaration of Trust (2);
            (iv)  Conformed copy of Amendment No. 4 to Declaration of Trust (5);

     (b)     Copy of By-Laws of the Registrant (1);
             (i)     Copy of Amendment No. 2 to the By-Laws; (9)
            (ii)    Copy of Amendment No. 3 to the By-Laws; (9)
           (iii)   Copy of Amendment No. 4 to the By-Laws; (9)

     (c) Copy of Specimen Certificates for Shares of Beneficial Interest of the Registrant (2); (d) (i) Conformed copy of Investment Advisory Contract of the Registrant (3);

            (ii)  Conformed copy of Sub-Advisory Contract (6);

     (e)     (i) Conformed copy of Distributor's Contract of the Registrant (3);

            (ii) The Registrant hereby incorporates the conformed copy of the specimen Mutual Funds Sales and Service Agreement; Mutual Fund Service Agreement, and Plan Trustee/Mutual Funds Service Agreement from Item 24(b)(6) of the Cash Trust Series II Registration Statement on Form N-1A, filed with the Commission on July 24, 1995. (File Numbers 33-38550 and 811-6269);

     (f)   Not applicable;

     (g)    (i)  Conformed copy of Custodian Agreement of the    Registrant (4);
           (ii)  Conformed copy of Custodian Fee Schedule (7);

            -----------------------
+ All exhibits have been filed electronically.

     (1) Response is incorporated by reference to Registrant's Initial Registration Statement on Form N-1A filed December 2, 1993 (File Nos. 33-51247 and 811-7129).

     (2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).

     (3) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 2 on Form N-1A filed March 2, 1994 (File Nos. 33-51247 and 811-7129).

     (4) Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).

(5) Response is incorporated by reference to Registrant's Post Effective Amendment No. 5 on Form N-1A filed January 29, 1996 (File Nos. 33-51247 and 811-7129).

(6) Response is incorporated by reference to Registrant's Post Effective Amendment No. 6 on Form N-1A filed January 29, 1997 (File Nos. 33-51247 and 811-7129).

(7) Response is incorporated by reference to Registrant's Post Effective Amendment No. 7 on Form N-1A filed November 26, 1997 (File Nos. 33-51247 and 811-7129).

(9) Response is incorporated by reference to Registrant's Post Effective Amendment No. 9 on Form N-1A filed December 2, 1998 (File Nos. 33-51247 and 811-7129).

 (h)     (i) Conformed copy of Agreement for Fund Accounting
             Services, Administrative Services, Transfer Agency
             Services, and Custody Services Procurement (6);

       (ii) Conformed Copy of Amended and Restated Shareholder
            Services Agreement (7);

      (iii) The Registrant hereby incorporates the conformed copy of the Shareholder Services Sub-Contract between Fidelity and Federated Shareholder Services from Item ..24(b)(9)(iii) of the Federated GNMA Trust Registration Statement of Form N-1A, filed with the Commission on March 25, 1996. (File Nos. 2-75670 and 811-3375);

     (iv) The response described in Item 23(e) (ii) are hereby incorporated by reference;

     (i) Conformed copy of Opinion and Consent of Counsel as to legality of shares being registered (2);

     (j) Conformed copy of Consent of Independent Public Accountants ; +

               (k)    Not applicable;

               (l)    Conformed copy of Initial Capital Understanding (2);

               (m)    (i)    Conformed copy of Distribution Plan (4);

     (ii) The responses described in Item 23(e)(ii) are hereby incorporated by reference;

(n)    Copy of Financial Data Schedules;+

     (o) The Registrant hereby incorporates the conformed copy of the specimen Multiple Class Plan from Item 24(b)(18) of the World Investment Series, Inc. Registration Statement on Form N-1A, filed with the Commission on January 26, 1996 (File Nos. 33-52149 and 811-07141);

               (p)    Conformed Copy of Power of Attorney ; +

-----------------------
+ All exhibits have been filed electronically.


     (2) Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and 811-7129).

     (4) Response is incorporated by reference to Registrant's Post Effective Amendment No. 1 on Form N-1A filed September 30, 1994 (File Nos. 33-51247 and 811-7129).

     (6) Response is incorporated by reference to Registrant's Post Effective Amendment No. 6 on Form N-1A filed January 29, 1997 (File Nos. 33-51247 and 811-7129).

     (7) Response is incorporated by reference to Registrant's Post Effective Amendment No. 7 on Form N-1A filed November 26, 1997 (File Nos. 33-51247 and 811-7129).

Item 24.   PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT: None.

     Item 25. INDEMNIFICATION: Response is incorporated by reference to Registrant's Pre-Effective Amendment No. 1 on Form N-1A filed February 11, 1994 (File Nos. 33-51247 and --------------- 811-7129).

Item 26.   Business and Other Connections of Investment Adviser:

     (a) For a description of the other business of the investment adviser, see the section entitled "Who Manages The Funds"in Part A. The affiliations with the Registrant of four of the Trustees and one of the Officers of the investment adviser are included in Part B of this Registration Statement under "Who Manages and Provides Services to the Funds." The remaining Trustee of the investment adviser, his position with the investment adviser, and, in parentheses, his principal occupation is: Mark D. Olson (Partner, Wilson, Halbrook & Bayard), 107
W. Market Street, Georgetown, Delaware 19947.

           The remaining Officers of the investment adviser are:

           Executive Vice Presidents:                 William D. Dawson, III
                                                      Henry A. Frantzen
                                                      J. Thomas Madden

           Senior Vice Presidents:                    Joseph M. Balestrino
                                                      Drew J. Collins
                                                      Jonathan C. Conley
                                                      Deborah A. Cunningham
                                                      Mark E. Durbiano
                                                      Sandra L. McInerney
                                                      Susan M. Nason
                                                      Mary Jo Ochson
                                                      Robert J. Ostrowski

           Vice Presidents:                           Todd A. Abraham
                                                      J. Scott Albrecht
                                                      Arthur J. Barry
                                                      Randall S. Bauer
                                                      David A. Briggs
                                                      Micheal W. Casey
                                                      Kenneth J. Cody
                                                      Alexandre de Bethmann
                                                      Michael P. Donnelly
                                                      Linda A. Duessel
                                                      Donald T. Ellenberger
                                                      Kathleen M. Foody-Malus
                                                      Thomas M. Franks
                                                      Edward C. Gonzales
                                                      James E. Grefenstette
                                                      Susan R. Hill
                                                      Stephen A. Keen
                                                      Robert K. Kinsey
                                                      Robert M. Kowit
                                                      Jeff A. Kozemchak
                                                      Richard J. Lazarchic
                                                      Steven Lehman
                                                      Marian R. Marinack
                                                      Charles A. Ritter
                                                      Keith J. Sabol
                                                      Frank Semack
                                                      Aash M. Shah
                                                      Christopher Smith
                                                      Tracy P. Stouffer
                                                      Edward J. Tiedge
                                                      Paige M. Wilhelm
                                                      Jolanta M. Wysocka
                                                      Marc Halperin

           Assistant Vice Presidents:                 Nancy J. Belz
                                                      Robert E. Cauley
                                                      Lee R. Cunningham, II
                                                      B. Anthony Delserone, Jr.
                                                      Paul S. Drotch
                                                      Salvatore A. Esposito
                                                      Donna M. Fabiano
                                                      John T. Gentry
                                                      William R. Jamison
                                                      Constantine Kartsonsas
                                                      John C. Kerber
                                                      Grant K. McKay
                                                      Natalie F. Metz
                                                      Joseph M. Natoli
                                                      John Sheehy
                                                      Michael W. Sirianni
                                                      Leonardo A. Vila
                                                      Lori A. Wolff
                                                      Gary Farwell

           Secretary:                                 Stephen A. Keen

           Treasurer:                                 Thomas R. Donahue

           Assistant Secretaries:                     Thomas R. Donahue
                                                      Richard B. Fisher
                                                      Christine I. Newcamp

           Assistant Treasurer:                       Richard B. Fisher

     The business address of each of the Officers of the investment adviser is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779. These individuals are also officers of a majority of the investment advisers to the investment companies in the Federated Fund Complex described in Part B of this Registration Statement.

ITEM 27.       PRINCIPAL UNDERWRITERS:

     (a)....Federated Securities Corp. the Distributor for shares of the
Registrant, acts as principal underwriter for the following open-end investment companies, including the Registrant:

     Automated Government Money Trust; Cash Trust Series II; Cash Trust Series, Inc.; CCB Funds; DG Investor Series; Edward D. Jones & Co. Daily Passport Cash Trust; Federated Adjustable Rate U.S. Government Fund, Inc.; Federated American Leaders Fund, Inc.; Federated ARMs Fund; Federated Core Trust; Federated Equity Funds; Federated Equity Income Fund, Inc.; Federated Fund for U.S. Government Securities, Inc.; Federated GNMA Trust; Federated Government Income Securities, Inc.; Federated Government Trust; Federated High Income Bond Fund, Inc.; Federated High Yield Trust; Federated Income Securities Trust; Federated Income Trust; Federated Index Trust; Federated Institutional Trust; Federated Insurance Series; Federated Master Trust; Federated Municipal Opportunities Fund, Inc.; Federated Municipal Securities Fund, Inc.; Federated Municipal Trust; Federated Short-Term Municipal Trust; Federated Short-Term U.S. Government Trust; Federated Stock and Bond Fund, Inc.; Federated Stock Trust; Federated Tax-Free Trust; Federated Total Return Series, Inc.; Federated U.S. Government Bond Fund; Federated U.S. Government Securities Fund: 1-3 Years; Federated U.S. Government Securities Fund: 2-5 Years; Federated U.S. Government Securities Fund: 5-10 Years; Federated Utility Fund, Inc.; Fixed Income Securities, Inc.; ; Hibernia Funds; Independence One Mutual Funds; Intermediate Municipal Trust; International Series, Inc.; Investment Series Funds, Inc.; Liberty U.S. Government Money Market Trust; Liquid Cash Trust; Managed Series Trust; Marshall Funds, Inc.; Money Market Management, Inc.; Money Market Obligations Trust; Money Market Obligations Trust II; Money Market Trust; Municipal Securities Income Trust; Newpoint Funds; Regions Funds; RIGGS Funds; SouthTrust Funds; Tax-Free Instruments Trust; The Planters Funds; The Wachovia Funds; The Wachovia Municipal FundsTrust for Government Cash Reserves; Trust for Short-Term U.S. Government Securities; Trust for U.S. Treasury Obligations; Vision Group of Funds, Inc.; World Investment Series, Inc.; Blanchard Funds; Blanchard Precious Metals Fund, Inc.; High Yield Cash Trust; Investment Series Trust; Star Funds; Targeted Duration Trust; The Virtus Funds; Trust for Financial Institutions;

     Federated Securities Corp. also acts as principal underwriter for the following closed-end investment company: Liberty Term Trust, Inc.- 1999.

               (b)

           (1)                                 (2)                             (3)
Name and Principal                  Positions and Offices              Positions and Offices

 BUSINESS ADDRESS                      WITH DISTRIBUTOR                   WITH REGISTRANT


Richard B. Fisher                   Director, Chairman, Chief              Vice President
Federated Investors Tower           Executive Officer, Chief

1001 Liberty Avenue                 Operating Officer, Asst.
Pittsburgh, PA 15222-3779           Secretary and Asst.

                                    Treasurer, Federated
                                    Securities Corp.

Edward C. Gonzales                  Director, Executive Vice               Executive Vice
Federated Investors Tower           President,                             President

1001 Liberty Avenue                 Federated Securities Corp.
Pittsburgh, PA 15222-3779

Thomas R. Donahue                   Director, Assistant Secretary
Federated Investors Tower           and Assistant Treasurer
1001 Liberty Avenue                 Federated Securities Corp.

Pittsburgh, PA 15222-3779

James F. Getz                       President-Broker/Dealer,                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Fisher                      President-Institutional Sales,               --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David M. Taylor                     Executive Vice President                     --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark W. Bloss                       Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard W. Boyd                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Laura M. Deger                      Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Theodore Fadool, Jr.                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779




Bryant R. Fisher                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Christopher T. Fives                Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James S. Hamilton                   Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James M. Heaton                     Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Keith Nixon                         Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Solon A. Person, IV                 Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Timothy C. Pillion                  Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas E. Territ                    Senior Vice President,                       --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Ernest G. Anderson                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Teresa M. Antoszyk                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John B. Bohnet                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jane E. Broeren-Lambesis            Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David J. Callahan                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mary J. Combs                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Edmond Connell, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

R. Leonard Corton, Jr.              Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Kevin J. Crenny                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Daniel T. Culbertson                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

G. Michael Cullen                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Marc C. Danile                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Doyle                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jill Ehrenfeld                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark D. Fisher                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Joseph D. Gibbons                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John K. Goettlicher                 Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Craig S. Gonzales                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Raymond Hanley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Bruce E. Hastings                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth A. Hetzel                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

James E. Hickey                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Charlene H. Jennings                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

H. Joseph Kennedy                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael W. Koenig                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael R. Manning                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Mark J. Miehl                       Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard C. Mihm                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

J. Michael Miller                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Alec H. Neilly                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas A. Peters III                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert F. Phillips                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard A. Recker                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Eugene B. Reed                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul V. Riordan                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John Rogers                         Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Brian S. Ronayne                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Thomas S. Schinabeck                Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward L. Smith                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David W. Spears                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John A. Staley                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Colin B. Starks                     Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Jeffrey A. Stewart                  Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

William C. Tustin                   Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Paul A. Uhlman                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Miles J. Wallace                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

John F. Wallin                      Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Richard B. Watts                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward J. Wojnarowski               Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Michael P. Wolff                    Vice President,                              --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Edward R. Bozek                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Terri E. Bush                       Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Beth C. Dell                        Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

David L. Immonen                    Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Renee L. Martin                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Robert M. Rossi                     Assistant Vice President,                    --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Matthew S. Hardin                   Secretary,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Denis McAuley                       Treasurer,                                   --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

Leslie K. Ross                      Assistant Secretary,                         --
Federated Investors Tower           Federated Securities Corp.
1001 Liberty Avenue
Pittsburgh, PA 15222-3779

               (c)  Not applicable.

Item 28.       LOCATION OF ACCOUNTS AND RECORDS:

     All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 through 31a-3 promulgated thereunder are maintained at one of the following locations:

               Registrant                          Federated Investors Tower
                                                   1001 Liberty Avenue
                                                   Pittsburgh, PA  15222-3779

             (Notices should be sent to the Agent for Service at above address.)

                                                   Federated Investors Funds
                                                   5800 Corporate Drive
                                                   Pittsburgh, PA  15237-7000

               Federated Shareholder               P.O. Box 8600
               Services Company                    Boston, MA 02266-8600
               ("Transfer Agent and

               Dividend Disbursing Agent")

               Federated Services Company          Federated Investors Tower
               ("Administrator")                   1001 Liberty Avenue

                                                   Pittsburgh, PA  15222-3779

               Federated Management                Federated Investors Tower
               ("Adviser")                         1001 Liberty Avenue
               State Street Bank and               Pittsburgh, PA  15222-3779
               Trust Company                       P.O. Box 8600
               ("Custodian")                       Boston, MA 02266-8600

Item 29.       MANAGEMENT SERVICES:  Not applicable.

Item 30.       UNDERTAKINGS:

     Registrant hereby undertakes to comply with the provisions of Section 16(c) of the 1940 Act with respect to the removal of Trustees and the calling of special shareholder meetings by shareholders.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, MANAGED SERIES TRUST, certifies that it meets all of the requirements for effectiveness of this Amendment to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Pittsburgh and Commonwealth of Pennsylvania, on the 29th day of January, 1999.

                              MANAGED SERIES TRUST

                      BY: /s/ Karen M. Brownlee
                      Karen M. Brownlee, Assistant Secretary
                      Attorney in Fact for John F. Donahue

                      January 29, 1999

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to its Registration Statement has been signed below by the following person in the capacity and on the date indicated:

     NAME                              TITLE                               DATE

By:  /s/ Karen M. Brownlee

     Karen M. Brownlee            Attorney In Fact             January 29, 1999
     ASSISTANT SECRETARY          For the Persons

                                    Listed Below

     NAME                               TITLE

John F. Donahue*                 Chairman and Trustee
                                 (Chief Executive Officer)

Glen R. Johnson*                  President and Trustee

Thomas G. Bigley *                 Trustee

John T. Conroy, Jr.*               Trustee

William J. Copeland*               Trustee

John F. Cunningham*                Trustee

James E. Dowd, Esq.*               Trustee

Lawrence D. Ellis, M.D.*           Trustee

Edward L. Flaherty, Jr., Esq.*     Trustee

Peter E. Madden*                   Trustee

Charles F. Mansfield, Jr.*         Trustee

John E. Murray, Jr., J.D.,S.J.D.*  Trustee

Wesley W. Posvar*                  Trustee

Marjorie P. Smuts*                 Trustee

John S. Walsh*                     Trustee

* By Power of Attorney